UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07332

Name of Fund:	BlackRock Funds III
BlackRock LifePath® ESG Index 2025 Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
BlackRock LifePath® ESG Index Retirement Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2021

Date of reporting period: 04/30/2021

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Funds III

•	BlackRock LifePath® ESG Index Retirement Fund
•	BlackRock LifePath® ESG Index 2025 Fund
•	BlackRock LifePath® ESG Index 2030 Fund
•	BlackRock LifePath® ESG Index 2035 Fund
•	BlackRock LifePath® ESG Index 2040 Fund
•	BlackRock LifePath® ESG Index 2045 Fund
•	BlackRock LifePath® ESG Index 2050 Fund
•	BlackRock LifePath® ESG Index 2055 Fund
•	BlackRock LifePath® ESG Index 2060 Fund
•	BlackRock LifePath® ESG Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	28.85%	45.98%
U.S. small cap equities (Russell 2000® Index)	48.06	74.91
International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88
Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

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Fund Summary as of April 30, 2021	LifePath ESG Index Funds

Portfolio Management Commentary

How did each Fund perform?

For the six-month period ended April 30, 2021, all of the share classes of the LifePath® ESG Index Funds (as defined below) underperformed their respective custom benchmarks across the vintages Retirement, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065.

What factors influenced performance?

In terms of impact on overall performance, the iShares ESG Aware U.S. Aggregate Bond ETF was the only detractor, particularly in shorter-dated vintages with greater allocations to fixed income assets. The largest detractor from performance relative to the custom benchmarks came from the underlying iShares ESG Aware U.S. Aggregate Bond ETF in short-dated vintages, while mid-dated and long-dated vintages were most weighed down by the underlying iShares ESG Aware MSCI USA ETF.

Conversely, the principal contributors to overall performance came from the underlying iShares ESG Aware MSCI USA ETF and iShares ESG Aware MSCI EAFE ETF, particularly in longer-dated vintages with greater allocations to equities and equity-like assets. The largest contributor to performance relative to the benchmark came from the underlying iShares Developed Real Estate Fund, particularly in longer-dated vintages with greater allocations to equities and equity-like assets.

Describe recent portfolio activity.

Each LifePath® ESG Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath® ESG Index Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath® ESG Index Funds were rebalanced in accordance with their updated strategic allocations. Daily cash flows were allocated to the underlying funds and instruments as appropriate.

Describe portfolio positioning at period end.

At period end, each of the LifePath® ESG Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

The BlackRock LifePath® ESG Index Retirement Fund along with the BlackRock LifePath® ESG Index Funds with target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to collectively as the “LifePath® ESG Index Funds”.

Under normal circumstances, the asset allocation of each LifePath ESG Index Fund will change over time according to a predetermined “glide path” as each LifePath ESG Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath ESG Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath ESG Index Fund, which may be a primary source of income after retirement. As each LifePath ESG Index Fund approaches its target date, its asset allocation will shift so that each LifePath ESG Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath ESG Index Fund, and determine whether any changes are required to enable each LifePath ESG Index Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath ESG Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath ESG Index Fund, reallocations of each LifePath ESG Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath ESG Index Fund or achieve its investment objective.

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Fund Summary as of April 30, 2021	BlackRock LifePath® ESG Index Retirement Fund

Investment Objective

BlackRock LifePath® ESG Index Retirement Fund’s (“LifePath ESG Index Retirement Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index Retirement Fund will be broadly diversified across global asset classes.

The LifePath ESG Index Retirement Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	52.02%	7.97%	2.24%	0.17%	11.36%	1.42%	0.68%	0.48%	19.25%	4.41%

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2021

		Total Returns(a)
	6-Month Total Returns	Since Inception(b)
Institutional	11.03%	8.84%
Investor A	10.80	8.59
Class K	11.06	8.88
LifePath® ESG Retirement Fund Custom Benchmark(c)	11.14	9.09
Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	(1.52)	(2.12)
Bloomberg Barclays U.S. TIPS Index (Series-L)	2.19	2.03
FTSE EPRA Nareit Developed Index	31.91	25.04
MSCI Canada Custom Capped Index	36.23	26.05
MSCI EAFE Extended ESG Focus Index	29.45	21.30
MSCI EAFE Small Cap Index	32.08	28.40
MSCI EM Extended ESG Focus Index	22.99	23.88
MSCI EM Small Cap Index	40.31	39.76
MSCI USA Extended ESG Focus Index	29.37	25.44
MSCI USA Small Cap Extended ESG Focus Index	47.69	47.81

(a)

LifePath ESG Index Retirement Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

(b)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(c)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index Retirement Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2021 (continued)	BlackRock LifePath® ESG Index Retirement Fund

PORTFOLIO ALLOCATION
Asset Type	Percent of Net Assets
Fixed-Income Funds	60%
Equity Funds	40
Money Market Funds	22
Liabilities in Excess of Other Assets	(22)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	52%
BlackRock Cash Funds: Instituitional, SL Agency Shares	21
iShares ESG Aware MSCI USA ETF	19
iShares ESG Aware MSCI EAFE ETF	11
iShares TIPS Bond ETF	8
iShares ESG Aware MSCI USA Small-Cap ETF	5
iShares Developed Real Estate Index Fund, Class K	2
iShares MSCI EAFE Small-Cap ETF	2
iShares ESG Aware MSCI EM ETF	1
iShares MSCI Emerging Markets Small-Cap ETF	—	(a)

(a)	Rounds to less than 1% of net assets.

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Fund Summary as of April 30, 2021	BlackRock LifePath® ESG Index 2025 Fund

Investment Objective

BlackRock LifePath® ESG Index 2025 Fund’s (“LifePath ESG Index 2025 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2025 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	42.09%	7.38%	2.29%	0.98%	13.52%	1.92%	2.08%	0.65%	23.94%	5.15%

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2021

		Total Returns(a)
	6-Month Total Returns	Since Inception (b)
Institutional	14.27%	11.80%
Investor A	14.34	11.72
Class K	14.40	11.93
LifePath® ESG Index 2025 Fund Custom Benchmark(c)	14.68	12.23
Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	(1.52)	(2.12)
Bloomberg Barclays U.S. TIPS Index (Series-L)	2.19	2.03
FTSE EPRA Nareit Developed Index	31.91	25.04
MSCI Canada Custom Capped Index	36.23	26.05
MSCI EAFE Extended ESG Focus Index	29.45	21.30
MSCI EAFE Small Cap Index	32.08	28.40
MSCI EM Extended ESG Focus Index	22.99	23.88
MSCI EM Small Cap Index	40.31	39.76
MSCI USA Extended ESG Focus Index	29.37	25.44
MSCI USA Small Cap Extended ESG Focus Index	47.69	47.81

(a)

LifePath ESG Index 2025 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025.

(b)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(c)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2025 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2021 (continued)	BlackRock LifePath® ESG Index 2025 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Equity Funds	50%
Fixed-Income Funds	50
Money Market Funds	—	(a)
Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	43%
iShares ESG Aware MSCI USA ETF	24
iShares ESG Aware MSCI EAFE ETF	13
iShares TIPS Bond ETF	7
iShares ESG Aware MSCI USA Small-Cap ETF	5
iShares Developed Real Estate Index Fund, Class K	2
iShares ESG Aware MSCI EM ETF	2
iShares MSCI EAFE Small-Cap ETF	2
iShares MSCI Canada ETF	1
iShares MSCI Emerging Markets Small-Cap ETF	1

(a)	Rounds to less than 1% of net assets.

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Fund Summary as of April 30, 2021	BlackRock LifePath® ESG Index 2030 Fund

Investment Objective

BlackRock LifePath® ESG Index 2030 Fund’s (“LifePath ESG Index 2030 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2030 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	31.05%	6.35%	2.94%	1.85%	16.77%	2.46%	2.59%	0.82%	29.37%	5.80%

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2021

		Total Returns(a)
	6-Month Total Returns	Since Inception (b)
Institutional	18.32%	15.30%
Investor A	18.29	15.12
Class K	18.35	15.33
LifePath® ESG Index 2030 Fund Custom Benchmark(c)	18.65	15.63
Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	(1.52)	(2.12)
Bloomberg Barclays U.S. TIPS Index (Series-L)	2.19	2.03
FTSE EPRA Nareit Developed Index	31.91	25.04
MSCI Canada Custom Capped Index	36.23	26.05
MSCI EAFE Extended ESG Focus Index	29.45	21.30
MSCI EAFE Small Cap Index	32.08	28.40
MSCI EM Extended ESG Focus Index	22.99	23.88
MSCI EM Small Cap Index	40.31	39.76
MSCI USA Extended ESG Focus Index	29.37	25.44
MSCI USA Small Cap Extended ESG Focus Index	47.69	47.81

(a)

LifePath ESG Index 2030 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030.

(b)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(c)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2030 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2021 (continued)	BlackRock LifePath® ESG Index 2030 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Equity Funds	62%
Fixed-Income Funds	38
Money Market Funds	—	(a)
Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	31%
iShares ESG Aware MSCI USA ETF.	29
iShares ESG Aware MSCI EAFE ETF	17
iShares TIPS Bond ETF	6
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares Developed Real Estate Index Fund, Class K	3
iShares MSCI EAFE Small-Cap ETF	3
iShares ESG Aware MSCI EM ETF	2
iShares MSCI Canada ETF	2
iShares MSCI Emerging Markets Small-Cap ETF	1

(a)	Rounds to less than 1% of net assets.

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Fund Summary as of April 30, 2021	BlackRock LifePath® ESG Index 2035 Fund

Investment Objective

BlackRock LifePath® ESG Index 2035 Fund’s (“LifePath ESG Index 2035 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2035 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	20.67%	5.06%	3.53%	2.83%	20.20%	3.02%	2.95%	1.01%	34.73%	6.00%

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020. See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2021

		Total Returns(a)
	6-Month Total Returns	Since Inception(b)
Institutional	22.20%	18.61%
Investor A	22.08	18.45
Class K	22.34	18.74
LifePath® ESG Index 2035 Fund Custom Benchmark(c)	22.52	18.88
Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	(1.52)	(2.12)
Bloomberg Barclays U.S. TIPS Index (Series-L)	2.19	2.03
FTSE EPRA Nareit Developed Index	31.91	25.04
MSCI Canada Custom Capped Index	36.23	26.05
MSCI EAFE Extended ESG Focus Index	29.45	21.30
MSCI EAFE Small Cap Index	32.08	28.40
MSCI EM Extended ESG Focus Index	22.99	23.88
MSCI EM Small Cap Index	40.31	39.76
MSCI USA Extended ESG Focus Index	29.37	25.44
MSCI USA Small Cap Extended ESG Focus Index	47.69	47.81

(a)

LifePath ESG Index 2035 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035.

(b)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(c)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2035 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	11

Fund Summary as of April 30, 2021 (continued)	BlackRock LifePath® ESG Index 2035 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	74%
Money Market Funds	36
Fixed-Income Funds	26
Liabilities in Excess of Other Assets	(36)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

BlackRock Cash Funds: Instituitional, SL Agency Shares	35%
iShares ESG Aware MSCI USA ETF	35
iShares ESG Aware U.S. Aggregate Bond ETF	21
iShares ESG Aware MSCI EAFE ETF	20
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares TIPS Bond ETF	5
iShares Developed Real Estate Index Fund, Class K	4
iShares MSCI EAFE Small-Cap ETF	3
iShares ESG Aware MSCI EM ETF	3
iShares MSCI Canada ETF	3

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Fund Summary as of April 30, 2021	BlackRock LifePath® ESG Index 2040 Fund

Investment Objective

BlackRock LifePath® ESG Index 2040 Fund’s (“LifePath ESG Index 2040 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2040 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	11.73%	3.40%	4.09%	3.76%	23.28%	3.52%	3.28%	1.18%	39.59%	6.17%

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020. See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2021

		Total Returns(a)
	6-Month Total Returns	Since Inception(b)
Institutional	25.82%	21.62%
Investor A	25.68	21.46
Class K	25.85	21.66
LifePath® ESG Index 2040 Fund Custom Benchmark(c)	26.08	21.86
Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	(1.52)	(2.12)
Bloomberg Barclays U.S. TIPS Index (Series-L)	2.19	2.03
FTSE EPRA Nareit Developed Index	31.91	25.04
MSCI Canada Custom Capped Index	36.23	26.05
MSCI EAFE Extended ESG Focus Index	29.45	21.30
MSCI EAFE Small Cap Index	32.08	28.40
MSCI EM Extended ESG Focus Index	22.99	23.88
MSCI EM Small Cap Index	40.31	39.76
MSCI USA Extended ESG Focus Index	29.37	25.44
MSCI USA Small Cap Extended ESG Focus Index	47.69	47.81

(a)

LifePath ESG Index 2040 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040.

(b)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(c)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2040 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	13

Fund Summary as of April 30, 2021 (continued)	BlackRock LifePath® ESG Index 2040 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	85%
Money Market Funds	42
Fixed-Income Funds	15
Liabilities in Excess of Other Assets	(42)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

BlackRock Cash Funds: Instituitional, SL Agency Shares	42%
iShares ESG Aware MSCI USA ETF	40
iShares ESG Aware MSCI EAFE ETF	23
iShares ESG Aware U.S. Aggregate Bond ETF	12
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares Developed Real Estate Index Fund, Class K	4
iShares MSCI Canada ETF	4
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	3
iShares TIPS Bond ETF	3

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	BlackRock LifePath® ESG Index 2045 Fund

Investment Objective

BlackRock LifePath® ESG Index 2045 Fund’s (“LifePath ESG Index 2045 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2045 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	4.77%	1.77%	4.50%	4.54%	25.78%	3.93%	3.55%	1.32%	43.51%	6.33%

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020. See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2021

		Total Returns(a)
	6-Month Total Returns	Since Inception(b)
Institutional	28.78%	24.10%
Investor A	28.57	23.87
Class K	28.81	24.14
LifePath® ESG Index 2045 Fund Custom Benchmark(c)	28.97	24.26
Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	(1.52)	(2.12)
Bloomberg Barclays U.S. TIPS Index (Series-L)	2.19	2.03
FTSE EPRA Nareit Developed Index	31.91	25.04
MSCI Canada Custom Capped Index	36.23	26.05
MSCI EAFE Extended ESG Focus Index	29.45	21.30
MSCI EAFE Small Cap Index	32.08	28.40
MSCI EM Extended ESG Focus Index	22.99	23.88
MSCI EM Small Cap Index	40.31	39.76
MSCI USA Extended ESG Focus Index	29.37	25.44
MSCI USA Small Cap Extended ESG Focus Index	47.69	47.81

(a)

LifePath ESG Index 2045 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045.

(b)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(c)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2045 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	15

Fund Summary as of April 30, 2021 (continued)	BlackRock LifePath® ESG Index 2045 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	93%
Money Market Funds	45
Fixed-Income Funds	7
Liabilities in Excess of Other Assets	(45)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

BlackRock Cash Funds: Instituitional, SL Agency Shares	44%
iShares ESG Aware MSCI USA ETF	44
iShares ESG Aware MSCI EAFE ETF	25
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares ESG Aware U.S. Aggregate Bond ETF	5
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI Canada ETF	4
iShares ESG Aware MSCI EM ETF	4
iShares MSCI EAFE Small-Cap ETF	4
iShares TIPS Bond ETF	2

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Fund Summary as of April 30, 2021	BlackRock LifePath® ESG Index 2050 Fund

Investment Objective

BlackRock LifePath® ESG Index 2050 Fund’s (“LifePath ESG Index 2050 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2050 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	1.41%	0.53%	4.73%	4.99%	27.10%	4.15%	3.70%	1.39%	45.60%	6.40%

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020. See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2021

		Total Returns(a)
	6-Month Total Returns	Since Inception(b)
Institutional	30.17%	25.32%
Investor A	30.04	25.16
Class K.	30.20	25.36
LifePath® ESG Index 2050 Fund Custom Benchmark(c)	30.48	25.51
Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	(1.52)	(2.12)
Bloomberg Barclays U.S. TIPS Index (Series-L)	2.19	2.03
FTSE EPRA Nareit Developed Index	31.91	25.04
MSCI Canada Custom Capped Index	36.23	26.05
MSCI EAFE Extended ESG Focus Index	29.45	21.30
MSCI EAFE Small Cap Index	32.08	28.40
MSCI EM Extended ESG Focus Index	22.99	23.88
MSCI EM Small Cap Index.	40.31	39.76
MSCI USA Extended ESG Focus Index	29.37	25.44
MSCI USA Small Cap Extended ESG Focus Index.	47.69	47.81

(a)

LifePath ESG Index 2050 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050.

(b)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

(c)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2050 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	17

Fund Summary as of April 30, 2021 (continued)	BlackRock LifePath® ESG Index 2050 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Equity Funds	98%
Fixed-Income Funds	2
Money Market Funds	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	46%
iShares ESG Aware MSCI EAFE ETF	27
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares MSCI Canada ETF	5
iShares Developed Real Estate Index Fund, Class K	5
iShares ESG Aware MSCI EM ETF	4
iShares MSCI EAFE Small-Cap ETF	4
iShares MSCI Emerging Markets Small-Cap ETF	1
iShares ESG Aware U.S. Aggregate Bond ETF	1
BlackRock Cash Funds: Instituitional, SL Agency Shares	1

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Fund Summary as of April 30, 2021	BlackRock LifePath® ESG Index 2055 Fund

Investment Objective

BlackRock LifePath® ESG Index 2055 Fund’s (“LifePath ESG Index 2055 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2055 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	0.81%	0.19%	4.79%	5.08%	27.36%	4.20%	3.73%	1.41%	46.01%	6.42%

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020. See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2021

		Total Returns(a)
	6-Month Total Returns	Since Inception(b)
Institutional	30.38%	25.52%
Investor A	30.37	25.35
Class K.	30.52	25.66
LifePath® ESG Index 2055 Fund Custom Benchmark(c)	30.76	25.75
Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	(1.52)	(2.12)
Bloomberg Barclays U.S. TIPS Index (Series-L)	2.19	2.03
FTSE EPRA Nareit Developed Index	31.91	25.04
MSCI Canada Custom Capped Index	36.23	26.05
MSCI EAFE Extended ESG Focus Index	29.45	21.30
MSCI EAFE Small Cap Index	32.08	28.40
MSCI EM Extended ESG Focus Index	22.99	23.88
MSCI EM Small Cap Index.	40.31	39.76
MSCI USA Extended ESG Focus Index	29.37	25.44
MSCI USA Small Cap Extended ESG Focus Index.	47.69	47.81

(a)

LifePath ESG Index 2055 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

(b)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

(c)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2055 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	19

Fund Summary as of April 30, 2021 (continued)	BlackRock LifePath® ESG Index 2055 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	99%
Money Market Funds	44
Fixed-Income Funds	1
Liabilities in Excess of Other Assets	(44)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	47%
BlackRock Cash Funds: Instituitional, SL Agency Shares	44
iShares ESG Aware MSCI EAFE ETF	27
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares MSCI Canada ETF	5
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	4
iShares MSCI Emerging Markets Small-Cap ETF	1
iShares ESG Aware U.S. Aggregate Bond ETF	1

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Fund Summary as of April 30, 2021	BlackRock LifePath® ESG Index 2060 Fund

Investment Objective

BlackRock LifePath® ESG Index 2060 Fund’s (“LifePath ESG Index 2060 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2060 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	0.89%	0.11%	4.79%	5.09%	27.36%	4.20%	3.73%	1.41%	46.00%	6.42%

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2021

		Total Returns(a)
	6-Month Total Returns	Since Inception(b)
Institutional	30.40%	25.54%
Investor A	30.42	25.39
Class K	30.53	25.67
LifePath® ESG Index 2060 Fund Custom Benchmark(c)	30.76	25.74
Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	(1.52)	(2.12)
Bloomberg Barclays U.S. TIPS Index (Series-L)	2.19	2.03
FTSE EPRA Nareit Developed Index	31.91	25.04
MSCI Canada Custom Capped Index	36.23	26.05
MSCI EAFE Extended ESG Focus Index	29.45	21.30
MSCI EAFE Small Cap Index	32.08	28.40
MSCI EM Extended ESG Focus Index	22.99	23.88
MSCI EM Small Cap Index	40.31	39.76
MSCI USA Extended ESG Focus Index	29.37	25.44
MSCI USA Small Cap Extended ESG Focus Index	47.69	47.81

(a)

LifePath ESG Index 2060 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(b)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(c)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2060 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	21

Fund Summary as of April 30, 2021 (continued)	BlackRock LifePath® ESG Index 2060 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	99%
Fixed-Income Funds	1
Money Market Funds	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	47%
iShares ESG Aware MSCI EAFE ETF	27
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares MSCI Canada ETF	5
iShares Developed Real Estate Index Fund, Class K	5
iShares ESG Aware MSCI EM ETF	4
iShares MSCI EAFE Small-Cap ETF	4
iShares MSCI Emerging Markets Small-Cap ETF	1
iShares ESG Aware U.S. Aggregate Bond ETF	1
BlackRock Cash Funds: Instituitional, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

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Fund Summary as of April 30, 2021	BlackRock LifePath® ESG Index 2065 Fund

Investment Objective

BlackRock LifePath® ESG Index 2065 Fund’s (“LifePath ESG Index 2065 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath ESG Index 2065 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	1.00%	0.00%(b)	4.79%	5.09%	27.36%	4.20%	3.73%	1.41%	46.00%	6.42%

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Rounds to less than 0.01%

See “About Fund Performance” for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2021

		Total Returns(a)
	6-Month Total Returns	Since Inception(b)
Institutional	30.41%	25.55%
Investor A	30.40	25.37
Class K	30.44	25.58
LifePath® ESG Index 2065 Fund Custom Benchmark(c)	30.75	25.74
Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index	(1.52)	(2.12)
Bloomberg Barclays U.S. TIPS Index (Series-L)	2.19	2.03
FTSE EPRA Nareit Developed Index	31.91	25.04
MSCI Canada Custom Capped Index	36.23	26.05
MSCI EAFE Extended ESG Focus Index	29.45	21.30
MSCI EAFE Small Cap Index	32.08	28.40
MSCI EM Extended ESG Focus Index	22.99	23.88
MSCI EM Small Cap Index	40.31	39.76
MSCI USA Extended ESG Focus Index	29.37	25.44
MSCI USA Small Cap Extended ESG Focus Index	47.69	47.81

(a)

LifePath ESG Index 2065 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2065.

(b)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(c)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2065 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	23

Fund Summary as of April 30, 2021 (continued)	BlackRock LifePath® ESG Index 2065 Fund

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	99%
Money Market Funds	1
Fixed-Income Funds	1
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	46%
iShares ESG Aware MSCI EAFE ETF	27
iShares ESG Aware MSCI USA Small-Cap ETF	7
iShares MSCI Canada ETF	5
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	4
iShares MSCI Emerging Markets Small-Cap ETF	1
iShares ESG Aware U.S. Aggregate Bond ETF	1
BlackRock Cash Funds: Instituitional, SL Agency Shares	1

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath ESG Fund distributions or the redemption of LifePath ESG Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (“BFA” or the “Manager”) and BlackRock Advisors, LLC (“BAL” or the “Administrator”), LifePath ESG Funds’ Manager and Administrator respectively, have contractually and/or voluntarily agreed to waive and/or reimburse a portion of each LifePath ESG Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each LifePath ESG Fund’s performance would have been lower. With respect to each LifePath ESG Fund’s voluntary waiver(s), if any, the Manager and the Administrator are under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing their fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each LifePath ESG Fund’s contractual waiver(s), if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath ESG Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath ESG Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath ESG Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath ESG Funds’ changing asset allocations over time. As of April 30, 2021, the following indexes are used to calculate the LifePath ESG Funds’ custom benchmarks: Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index.

The Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index is an optimized fixed-income index designed to reflect the performance of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable ESG practices, while exhibiting risk and return characteristics similar to those of the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. TIPS Index (Series-L) is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI Canada Custom Capped Index is an index that is designed to measure the performance of the large and mid-cap segments of the Canadian market. The MSCI Canada Custom Capped Index uses a variation of MSCI 25/50 Indexes methodology. The MSCI EAFE Extended ESG Focus Index is an index based on the MSCI EAFE Index, its parent index, which includes securities across Developed Markets (DM) countries* around the world, excluding the US and Canada. The Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI EAFE Index. The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The MSCI EM Extended ESG Focus Index is an index based on the MSCI Emerging Markets Index, its parent index, which includes securities across Emerging Markets (EM) countries. The index is designed to maximize exposure to positive ESG factors while exhibiting risk and return characteristics similar to those of the MSCI Emerging Markets Index. The MSCI EM Small Cap Index is an equity index which includes small cap representation across Emerging Markets countries. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The MSCI USA Extended ESG Focus Index is an optimized equity index designed to reflect the equity performance of U.S. companies that have favorable ESG characteristics, while exhibiting risk and return characteristics similar to those of the MSCI USA Index. The MSCI USA Small Cap Extended ESG Focus Index is an index based on the MSCI USA Small Cap Index, its parent index, which includes small cap stocks across the U.S. equity markets. The Index is designed to maximize exposure to positive ESG factors while exhibiting risk and return characteristics similar to those of the MSCI USA Small Cap Index.

A B O U T F U N D P E R F O R M A N C E	25

Disclosure of Expenses

Shareholders of each LifePath ESG Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on November 1, 2020 and held through April 30, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath ESG Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath ESG Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath ESG Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath ESG Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period (b)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period (b)	Annualized Expense Ratio
LifePath ESG Index Retirement Fund
Institutional	$1,000.00	$1,110.30	$0.63	$1,000.00	$1,024.20	$0.60	0.12%
Investor A	1,000.00	1,108.00	1.93	1,000.00	1,022.96	1.86	0.37
Class K	1,000.00	1,110.60	0.37	1,000.00	1,024.45	0.35	0.07
LifePath ESG Index 2025 Fund
Institutional	1,000.00	1,142.70	0.53	1,000.00	1,024.30	0.50	0.10
Investor A	1,000.00	1,143.40	1.81	1,000.00	1,023.11	1.71	0.34
Class K	1,000.00	1,144.00	0.27	1,000.00	1,024.55	0.25	0.05
LifePath ESG Index 2030 Fund
Institutional	1,000.00	1,183.20	0.43	1,000.00	1,024.40	0.40	0.08
Investor A	1,000.00	1,182.90	1.79	1,000.00	1,023.16	1.66	0.33
Class K	1,000.00	1,183.50	0.16	1,000.00	1,024.65	0.15	0.03
LifePath ESG Index 2035 Fund
Institutional	1,000.00	1,222.00	0.39	1,000.00	1,024.45	0.35	0.07
Investor A	1,000.00	1,220.80	1.76	1,000.00	1,023.21	1.61	0.32
Class K	1,000.00	1,223.40	0.11	1,000.00	1,024.70	0.10	0.02
LifePath ESG Index 2040 Fund
Institutional	1,000.00	1,258.20	0.34	1,000.00	1,024.50	0.30	0.06
Investor A	1,000.00	1,256.80	1.73	1,000.00	1,023.26	1.56	0.31
Class K	1,000.00	1,258.50	0.06	1,000.00	1,024.74	0.05	0.01
LifePath ESG Index 2045 Fund
Institutional	1,000.00	1,287.80	0.28	1,000.00	1,024.55	0.25	0.05
Investor A	1,000.00	1,285.70	1.70	1,000.00	1,023.31	1.51	0.30
Class K	1,000.00	1,288.10	—	1,000.00	1,024.79	—	—
LifePath ESG Index 2050 Fund
Institutional	1,000.00	1,301.70	0.29	1,000.00	1,024.55	0.25	0.05
Investor A	1,000.00	1,300.40	1.71	1,000.00	1,023.31	1.51	0.30
Class K	1,000.00	1,302.00	—	1,000.00	1,024.79	—	—
LifePath ESG Index 2055 Fund
Institutional	1,000.00	1,303.80	0.29	1,000.00	1,024.55	0.25	0.05
Investor A	1,000.00	1,303.70	1.71	1,000.00	1,023.31	1.51	0.30
Class K	1,000.00	1,305.20	—	1,000.00	1,024.79	—	—
LifePath ESG Index 2060 Fund
Institutional	1,000.00	1,304.00	0.29	1,000.00	1,024.55	0.25	0.05
Investor A	1,000.00	1,304.20	1.71	1,000.00	1,023.31	1.51	0.30
Class K	1,000.00	1,305.30	—	1,000.00	1,024.79	—	—
LifePath ESG Index 2065 Fund
Institutional	1,000.00	1,304.10	0.29	1,000.00	1,024.55	0.25	0.05
Investor A	1,000.00	1,304.00	1.71	1,000.00	1,023.31	1.51	0.30
Class K	1,000.00	1,304.40	—	1,000.00	1,024.79	—	—

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the LifePath ESG Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown).

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	BlackRock LifePath® ESG Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 40.2%
iShares Developed Real Estate Index Fund, Class K	4,888	$53,625
iShares ESG Aware MSCI EAFE ETF	3,165	247,155
iShares ESG Aware MSCI EM ETF(b)	291	12,795
iShares ESG Aware MSCI USA ETF(b)	4,338	414,323
iShares ESG Aware MSCI USA Small-Cap ETF	2,534	101,157
iShares MSCI Canada ETF(b)	105	3,739
iShares MSCI EAFE Small-Cap ETF(b)	434	32,359
iShares MSCI Emerging Markets Small-Cap ETF	166	9,962

		875,115

Fixed-Income Funds — 60.0%
iShares ESG Aware U.S. Aggregate Bond ETF	20,663	1,133,365
iShares TIPS Bond ETF	1,341	170,294

		1,303,659

Security	Shares	Value

Money Market Funds — 21.4%
BlackRock Cash Funds: Instituitional, SL Agency Shares, 0.11%(c)(d)	461,887	$462,118
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	2,237	2,237

		464,355

Total Investments — 121.6% (Cost: $2,505,689)		2,643,129

Liabilities in Excess of Other Assets — (21.6)%		(469,616)

Net Assets — 100.0%		$2,173,513

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$82,225	$379,984	(a)	$—		$(85)	$(6)	$462,118	461,887	$935	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,984	—		(1,747	)(a)	—	—	2,237	2,237	1		—
iShares Developed Real Estate Index Fund, Class K	42,445	706		(2,200)		183	12,491	53,625	4,888	705		—
iShares ESG Aware MSCI EAFE ETF	229,985	4,916		(48,142)		4,448	55,948	247,155	3,165	2,130		—
iShares ESG Aware MSCI EM ETF	1,595	10,392		—		—	808	12,795	291	15		—
iShares ESG Aware MSCI USA ETF	383,389	11,254		(83,449)		9,550	93,579	414,323	4,338	2,741		—
iShares ESG Aware MSCI USA Small-Cap ETF	79,296	9,736		(21,114)		3,644	29,595	101,157	2,534	538		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,021,693	140,033		(3,050)		(12)	(25,299)	1,133,365	20,663	8,058		—
iShares MSCI Canada ETF	6,088	31		(3,877)		269	1,228	3,739	105	88		—
iShares MSCI EAFE Small-Cap ETF	25,798	133		(1,474)		226	7,676	32,359	434	225		—
iShares MSCI Emerging Markets Small-Cap ETF	7,185	52		—		—	2,725	9,962	166	139		—
iShares TIPS Bond ETF	158,166	9,852		—		—	2,276	170,294	1,341	1,006		—

						$18,223	$181,021	$2,643,129		$16,581		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$875,115	$—	$—	$875,115
Fixed-Income Funds	1,303,659	—	—	1,303,659
Money Market Funds	464,355	—	—	464,355

	$2,643,129	$—	$—	$2,643,129

See notes to financial statements.

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	BlackRock LifePath® ESG Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 50.5%
iShares Developed Real Estate Index Fund, Class K	5,817	$63,812
iShares ESG Aware MSCI EAFE ETF	4,601	359,292
iShares ESG Aware MSCI EM ETF	1,263	55,534
iShares ESG Aware MSCI USA ETF	6,619	632,181
iShares ESG Aware MSCI USA Small-Cap ETF	3,588	143,233
iShares MSCI Canada ETF	767	27,313
iShares MSCI EAFE Small-Cap ETF	703	52,415
iShares MSCI Emerging Markets Small-Cap ETF	283	16,983

		1,350,763

Fixed-Income Funds — 49.7%
iShares ESG Aware U.S. Aggregate Bond ETF	20,726	1,136,821
iShares TIPS Bond ETF	1,520	193,025

		1,329,846

Security	Shares	Value

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(b)	3,420	$3,420

Total Investments — 100.3% (Cost: $2,458,228)		2,684,029

Liabilities in Excess of Other Assets — (0.3)%		(7,236)

Net Assets — 100.0%		$2,676,793

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$5	(b)	$—		$(5	) $	—	$—	—	$183	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,010	—		(590	)(b)	—		—	3,420	3,420	5		—
iShares Developed Real Estate Index Fund, Class K	44,909	8,451		(4,000)		206		14,246	63,812	5,817	840		—
iShares ESG Aware MSCI EAFE ETF	269,121	67,438		(52,212)		1,637		73,308	359,292	4,601	2,635		—
iShares ESG Aware MSCI EM ETF	40,661	11,070		(4,860)		21		8,642	55,534	1,263	382		—
iShares ESG Aware MSCI USA ETF	478,585	116,406		(102,479)		3,121		136,548	632,181	6,619	3,866		—
iShares ESG Aware MSCI USA Small-Cap ETF	96,974	31,783		(28,992)		1,987		41,481	143,233	3,588	746		—
iShares ESG Aware U.S. Aggregate Bond ETF	806,101	355,102		—		—		(24,382)	1,136,821	20,726	6,998		—
iShares MSCI Canada ETF	21,176	5,270		(6,216)		142		6,941	27,313	767	324		—
iShares MSCI EAFE Small-Cap ETF	37,018	8,306		(4,673)		64		11,700	52,415	703	337		—
iShares MSCI Emerging Markets Small-Cap ETF	9,493	3,577		—		—		3,913	16,983	283	194		—
iShares TIPS Bond ETF	145,893	44,904		—		—		2,228	193,025	1,520	1,015		—

						$7,173		$274,625	$2,684,029		$17,525		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Life Path® ESG Index 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,350,763	$—	$—	$1,350,763
Fixed-Income Funds	1,329,846	—	—	1,329,846
Money Market Funds	3,420	—	—	3,420

	$2,684,029	$—	$—	$2,684,029

See notes to financial statements.

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	BlackRock LifePath® ESG Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 62.5%
iShares Developed Real Estate Index Fund, Class K	8,838	$96,951
iShares ESG Aware MSCI EAFE ETF	6,731	525,624
iShares ESG Aware MSCI EM ETF	1,788	78,618
iShares ESG Aware MSCI USA ETF	9,635	920,239
iShares ESG Aware MSCI USA Small-Cap ETF	4,548	181,556
iShares MSCI Canada ETF	1,705	60,715
iShares MSCI EAFE Small-Cap ETF	1,055	78,661
iShares MSCI Emerging Markets Small-Cap ETF	393	23,584

		1,965,948

Fixed-Income Funds — 37.6%
iShares ESG Aware U.S. Aggregate Bond ETF	17,987	986,587
iShares TIPS Bond ETF	1,550	196,834

		1,183,421

Security	Shares	Value

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(b)	4,256	$4,256

Total Investments — 100.2% (Cost: $2,826,356)		3,153,625

Liabilities in Excess of Other Assets — (0.2)%		(7,404)

Net Assets — 100.0%		$3,146,221

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$11	(b)	$—	$(11)	$—	$—	—	$205	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,865	391	(b)	—	—	—	4,256	4,256	—		—
iShares Developed Real Estate Index Fund, Class K	57,036	25,544		(6,000)	229	20,142	96,951	8,838	1,354		—
iShares ESG Aware MSCI EAFE ETF	331,127	142,827		(47,275)	1,637	97,308	525,624	6,731	3,795		—
iShares ESG Aware MSCI EM ETF	51,098	20,317		(4,704)	281	11,626	78,618	1,788	538		—
iShares ESG Aware MSCI USA ETF	577,205	250,696		(94,865)	2,638	184,565	920,239	9,635	5,356		—
iShares ESG Aware MSCI USA Small-Cap ETF	114,980	46,436		(36,302)	3,770	52,672	181,556	4,548	1,000		—
iShares ESG Aware U.S. Aggregate Bond ETF	589,667	417,778		—	—	(20,858)	986,587	17,987	5,621		—
iShares MSCI Canada ETF	37,058	16,186		(6,901)	239	14,133	60,715	1,705	658		—
iShares MSCI EAFE Small-Cap ETF	48,408	19,415		(5,804)	340	16,302	78,661	1,055	497		—
iShares MSCI Emerging Markets Small-Cap ETF	12,279	5,786		—	—	5,519	23,584	393	295		—
iShares TIPS Bond ETF	123,727	71,004		—	—	2,103	196,834	1,550	936		—

					$9,123	$383,512	$3,153,625		$20,255		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock LifePath® ESG Index 2030 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,965,948	$—	$—	$1,965,948
Fixed-Income Funds	1,183,421	—	—	1,183,421
Money Market Funds	4,256	—	—	4,256

	$3,153,625	$—	$—	$3,153,625

See notes to financial statements.

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	BlackRock LifePath® ESG Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 74.3%
iShares Developed Real Estate Index Fund, Class K	8,245	$90,442
iShares ESG Aware MSCI EAFE ETF	6,181	482,674
iShares ESG Aware MSCI EM ETF	1,604	70,528
iShares ESG Aware MSCI USA ETF(b)	8,770	837,623
iShares ESG Aware MSCI USA Small-Cap ETF	3,617	144,390
iShares MSCI Canada ETF	1,951	69,475
iShares MSCI EAFE Small-Cap ETF	964	71,876
iShares MSCI Emerging Markets Small-Cap ETF	366	21,964

		1,788,972

Fixed-Income Funds — 25.8%
iShares ESG Aware U.S. Aggregate Bond ETF	9,189	504,016
iShares TIPS Bond ETF	926	117,593

		621,609

Security	Shares	Value

Money Market Funds — 35.5%
BlackRock Cash Funds: Instituitional, SL Agency Shares, 0.11%(c)(d)	849,654	$850,079
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	4,819	4,819

		854,898

Total Investments — 135.6% (Cost: $2,929,533)		3,265,479

Liabilities in Excess of Other Assets — (35.6)%		(857,916)

Net Assets — 100.0%		$2,407,563

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$850,255	(a)	$—	$(130	) $	(46	) $	850,079	849,654	$1,499	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,409	1,410	(a)	—	—		—		4,819	4,819	3		—
iShares Developed Real Estate Index Fund, Class K	68,216	1,407		—	—		20,819		90,442	8,245	1,190		—
iShares ESG Aware MSCI EAFE ETF	393,378	20,837		(38,436)	2,058		104,837		482,674	6,181	3,762		—
iShares ESG Aware MSCI EM ETF	58,491	7,808		(8,009)	1,084		11,154		70,528	1,604	532		—
iShares ESG Aware MSCI USA ETF.	676,048	34,519		(62,927)	4,291		185,692		837,623	8,770	5,085		—
iShares ESG Aware MSCI USA Small-Cap ETF	120,755	3,893		(31,443)	6,180		45,005		144,390	3,617	861		—
iShares ESG Aware U.S. Aggregate Bond ETF.	388,324	126,296		—	—		(10,604)		504,016	9,189	3,247		—
iShares MSCI Canada ETF	56,355	1,751		(7,585)	741		18,213		69,475	1,951	820		—
iShares MSCI EAFE Small-Cap ETF	59,797	553		(6,323)	763		17,086		71,876	964	503		—
iShares MSCI Emerging Markets Small-Cap ETF	15,806	160		—	—		5,998		21,964	366	306		—
iShares TIPS Bond ETF	97,680	18,446		—	—		1,467		117,593	926	650		—

					$14,987		$399,621		$3,265,479		$18,458		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,788,972	$—	$—	$1,788,972
Fixed-Income Funds	621,609	—	—	621,609
Money Market Funds	854,898	—	—	854,898

	$3,265,479	$—	$—	$3,265,479

See notes to financial statements.

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	BlackRock LifePath® ESG Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 85.0%
iShares Developed Real Estate Index Fund, Class K	9,509	$104,310
iShares ESG Aware MSCI EAFE ETF	7,166	559,593
iShares ESG Aware MSCI EM ETF	1,885	82,883
iShares ESG Aware MSCI USA ETF(b)	10,170	971,337
iShares ESG Aware MSCI USA Small-Cap ETF	3,801	151,736
iShares MSCI Canada ETF(b)	2,586	92,087
iShares MSCI EAFE Small-Cap ETF	1,155	86,117
iShares MSCI Emerging Markets Small-Cap ETF	453	27,184

		2,075,247

Fixed-Income Funds — 15.1%
iShares ESG Aware U.S. Aggregate Bond ETF	5,297	290,540
iShares TIPS Bond ETF	628	79,750

		370,290

Security	Shares	Value

Money Market Funds — 41.7%
BlackRock Cash Funds: Instituitional, SL Agency Shares, 0.11%(c)(d)	1,014,402	$1,014,909
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	2,889	2,889

		1,017,798

Total Investments — 141.8% (Cost: $3,065,486)		3,463,335

Liabilities in Excess of Other Assets — (41.8)%		(1,020,980)

Net Assets — 100.0%		$2,442,355

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,015,124	(a)	$—		$(134)	$(81)	$1,014,909	1,014,402	$1,207	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,033	—		(144	)(a)	—	—	2,889	2,889	2		—
iShares Developed Real Estate Index Fund, Class K	78,638	1,672		—		—	24,000	104,310	9,509	1,372		—
iShares ESG Aware MSCI EAFE ETF.	447,924	17,155		(29,757)		1,965	122,306	559,593	7,166	4,395		—
iShares ESG Aware MSCI EM ETF	66,355	14,836		(12,275)		1,812	12,155	82,883	1,885	621		—
iShares ESG Aware MSCI USA ETF	765,140	29,848		(42,657)		4,136	214,870	971,337	10,170	5,877		—
iShares ESG Aware MSCI USA Small-Cap ETF	127,320	1,167		(31,353)		6,425	48,177	151,736	3,801	930		—
iShares ESG Aware U.S. Aggregate Bond ETF	213,741	82,974		—		—	(6,175)	290,540	5,297	1,842		—
iShares MSCI Canada ETF	73,322	4,249		(11,251)		1,500	24,267	92,087	2,586	1,118		—
iShares MSCI EAFE Small-Cap ETF.	71,188	620		(7,065)		911	20,463	86,117	1,155	607		—
iShares MSCI Emerging Markets Small-Cap ETF	19,595	159		—		—	7,430	27,184	453	379		—
iShares TIPS Bond ETF.	64,493	14,255		—		—	1,002	79,750	628	436		—

						$16,615	$468,414	$3,463,335		$18,786		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,075,247	$—	$—	$2,075,247
Fixed-Income Funds	370,290	—	—	370,290
Money Market Funds	1,017,798	—	—	1,017,798

	$3,463,335	$—	$—	$3,463,335

See notes to financial statements.

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	BlackRock LifePath® ESG Index 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 93.3%
iShares Developed Real Estate Index Fund, Class K	10,687	$117,231
iShares ESG Aware MSCI EAFE ETF	8,366	653,301
iShares ESG Aware MSCI EM ETF	2,310	101,571
iShares ESG Aware MSCI USA ETF(b)	11,747	1,121,956
iShares ESG Aware MSCI USA Small-Cap ETF	4,040	161,277
iShares MSCI Canada ETF	3,205	114,130
iShares MSCI EAFE Small-Cap ETF(b)	1,329	99,090
iShares MSCI Emerging Markets Small-Cap ETF	567	34,025

		2,402,581

Fixed-Income Funds — 6.8%
iShares ESG Aware U.S. Aggregate Bond ETF	2,326	127,581
iShares TIPS Bond ETF	370	46,987

		174,568

Security	Shares	Value

Money Market Funds — 45.2%
BlackRock Cash Funds: Instituitional, SL Agency Shares, 0.11%(c)(d)	1,144,033	$1,144,605
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	19,108	19,108

		1,163,713

Total Investments — 145.3% (Cost: $3,290,793)		3,740,862

Liabilities in Excess of Other Assets — (45.3)%		(1,165,954)

Net Assets — 100.0%		$2,574,908

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,144,837	(a)	$—	$(129)	$(103)	$1,144,605	1,144,033	$1,970	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,732	16,377	(a)	—	—	(1)	19,108	19,108	4		—
iShares Developed Real Estate Index Fund, Class K	86,028	4,732		—	—	26,471	117,231	10,687	1,543		—
iShares ESG Aware MSCI EAFE ETF	491,340	51,653		(26,172)	558	135,922	653,301	8,366	4,825		—
iShares ESG Aware MSCI EM ETF	72,408	30,479		(16,631)	2,255	13,060	101,571	2,310	679		—
iShares ESG Aware MSCI USA ETF	835,998	78,494		(33,932)	107	241,289	1,121,956	11,747	6,472		—
iShares ESG Aware MSCI USA Small-Cap ETF	132,250	4,470		(32,299)	6,441	50,415	161,277	4,040	970		—
iShares ESG Aware U.S. Aggregate Bond ETF	84,150	46,928		(1,050)	(28)	(2,419)	127,581	2,326	735		—
iShares MSCI Canada ETF	88,675	6,071		(11,135)	1,048	29,471	114,130	3,205	1,294		—
iShares MSCI EAFE Small-Cap ETF	78,363	2,905		(6,074)	811	23,085	99,090	1,329	684		—
iShares MSCI Emerging Markets Small-Cap ETF	21,075	4,610		—	—	8,340	34,025	567	408		—
iShares TIPS Bond ETF	31,933	14,684		(127)	(1)	498	46,987	370	228		—

					$11,062	$526,028	$3,740,862		$19,812		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,402,581	$—	$—	$2,402,581
Fixed-Income Funds	174,568	—	—	174,568
Money Market Funds	1,163,713	—	—	1,163,713

	$3,740,862	$—	$—	$3,740,862

See notes to financial statements.

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	BlackRock LifePath® ESG Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 98.1%
iShares Developed Real Estate Index Fund, Class K	11,022	$120,917
iShares ESG Aware MSCI EAFE ETF	8,606	672,042
iShares ESG Aware MSCI EM ETF	2,376	104,473
iShares ESG Aware MSCI USA ETF	12,191	1,164,362
iShares ESG Aware MSCI USA Small-Cap ETF	4,065	162,275
iShares MSCI Canada ETF	3,451	122,890
iShares MSCI EAFE Small-Cap ETF(b)	1,393	103,862
iShares MSCI Emerging Markets Small-Cap ETF	594	35,646

		2,486,467

Fixed-Income Funds — 2.0%
iShares ESG Aware U.S. Aggregate Bond ETF	648	35,543
iShares TIPS Bond ETF	106	13,461

		49,004

Security	Shares	Value

Money Market Funds — 0.9%
BlackRock Cash Funds: Instituitional, SL Agency Shares, 0.11%(c)(d)	18,242	$18,251
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	5,107	5,107

		23,358

Total Investments — 101.0% (Cost: $2,085,799)		2,558,829

Liabilities in Excess of Other Assets — (1.0)%		(24,811)

Net Assets — 100.0%		$2,534,018

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$71,832	$—		$(53,340	)(a)	$(248)	$7	$18,251	18,242	$1,814	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,568	2,539	(a)	—		—	—	5,107	5,107	3		—
iShares Developed Real Estate Index Fund, Class K	90,007	3,364		—		—	27,546	120,917	11,022	1,591		—
iShares ESG Aware MSCI EAFE ETF	512,987	32,143		(16,117)		568	142,461	672,042	8,606	5,048		—
iShares ESG Aware MSCI EM ETF	75,669	29,436		(16,532)		2,341	13,559	104,473	2,376	708		—
iShares ESG Aware MSCI USA ETF.	872,394	54,848		(14,561)		(157)	251,838	1,164,362	12,191	6,779		—
iShares ESG Aware MSCI USA Small-Cap ETF	134,430	1,658		(31,481)		6,079	51,589	162,275	4,065	992		—
iShares ESG Aware U.S. Aggregate Bond ETF	24,684	11,576		—		—	(717)	35,543	648	212		—
iShares MSCI Canada ETF	96,298	6,909		(13,784)		1,545	31,922	122,890	3,451	1,416		—
iShares MSCI EAFE Small-Cap ETF	80,869	831		(2,696)		348	24,510	103,862	1,393	705		—
iShares MSCI Emerging Markets Small-Cap ETF	22,120	4,685		—		—	8,841	35,646	594	428		—
iShares TIPS Bond ETF	9,392	3,917		—		—	152	13,461	106	67		—

						$10,476	$551,708	$2,558,829		$19,763		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,486,467	$—	$—	$2,486,467
Fixed-Income Funds	49,004	—	—	49,004
Money Market Funds	23,358	—	—	23,358

	$2,558,829	$—	$—	$2,558,829

See notes to financial statements.

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	BlackRock LifePath® ESG Index 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 99.1%
iShares Developed Real Estate Index Fund, Class K	10,931	$119,917
iShares ESG Aware MSCI EAFE ETF	8,575	669,622
iShares ESG Aware MSCI EM ETF(b)	2,351	103,373
iShares ESG Aware MSCI USA ETF(b)	12,145	1,159,969
iShares ESG Aware MSCI USA Small-Cap ETF	4,018	160,398
iShares MSCI Canada ETF(b)	3,449	122,819
iShares MSCI EAFE Small-Cap ETF(b)	1,394	103,937
iShares MSCI Emerging Markets Small-Cap ETF	561	33,666

		2,473,701

Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	374	20,514
iShares TIPS Bond ETF	39	4,952

		25,466

Security	Shares	Value

Money Market Funds — 44.3%
BlackRock Cash Funds: Instituitional, SL Agency Shares, 0.11%(c)(d)	1,100,109	$1,100,659
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	5,022	5,022

		1,105,681

Total Investments — 144.4% (Cost: $3,131,188)		3,604,848

Liabilities in Excess of Other Assets — (44.4)%		(1,108,337)

Net Assets — 100.0%		$2,496,511

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$123,969	$976,916	(a)	$—	$(140)	$(86)	$1,100,659	1,100,109	$1,754	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,572	2,450	(a)	—	—	—	5,022	5,022	3		—
iShares Developed Real Estate Index Fund, Class K	90,679	1,577		—	—	27,661	119,917	10,931	1,577		—
iShares ESG Aware MSCI EAFE ETF	517,023	23,484		(14,727)	763	143,079	669,622	8,575	5,087		—
iShares ESG Aware MSCI EM ETF	75,923	29,158		(17,632)	2,545	13,379	103,373	2,351	710		—
iShares ESG Aware MSCI USA ETF	877,827	47,701		(18,410)	54	252,797	1,159,969	12,145	6,812		—
iShares ESG Aware MSCI USA Small-Cap ETF	134,811	936		(33,093)	6,742	51,002	160,398	4,018	991		—
iShares ESG Aware U.S. Aggregate Bond ETF	16,830	4,126		—	—	(442)	20,514	374	137		—
iShares MSCI Canada ETF	97,939	5,753		(14,707)	1,829	32,005	122,819	3,449	1,426		—
iShares MSCI EAFE Small-Cap ETF	81,438	471		(2,979)	396	24,611	103,937	1,394	710		—
iShares MSCI Emerging Markets Small-Cap ETF	22,469	2,378		—	—	8,819	33,666	561	435		—
iShares TIPS Bond ETF	3,757	1,138		—	—	57	4,952	39	26		—

					$12,189	$552,882	$3,604,848		$19,668		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock LifePath® ESG Index 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,473,701	$—	$—	$2,473,701
Fixed-Income Funds	25,466	—	—	25,466
Money Market Funds	1,105,681	—	—	1,105,681

	$3,604,848	$—	$—	$3,604,848

See notes to financial statements.

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	BlackRock LifePath® ESG Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 99.0%
iShares Developed Real Estate Index Fund, Class K	11,235	$123,248
iShares ESG Aware MSCI EAFE ETF	8,879	693,361
iShares ESG Aware MSCI EM ETF	2,455	107,946
iShares ESG Aware MSCI USA ETF	12,552	1,198,842
iShares ESG Aware MSCI USA Small-Cap ETF	4,094	163,432
iShares MSCI Canada ETF	3,627	129,157
iShares MSCI EAFE Small-Cap ETF(b)	1,429	106,546
iShares MSCI Emerging Markets Small-Cap ETF	563	33,786

		2,556,318

Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	434	23,805
iShares TIPS Bond ETF	26	3,302

		27,107

Security	Shares	Value

Money Market Funds — 0.6%
BlackRock Cash Funds: Instituitional, SL Agency Shares, 0.11%(c)(d)	10,366 $	10,371
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	5,169	5,169

		15,540

Total Investments — 100.6% (Cost: $2,119,204)		2,598,965

Liabilities in Excess of Other Assets — (0.6)%		(16,292)

Net Assets — 100.0%		$2,582,673

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$140,027	$—		$(129,409	)(a)	$(261)	$14	$10,371	10,366	$1,989(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,615	2,554(a	)	—		—	—	5,169	5,169	3		—
iShares Developed Real Estate Index Fund, Class K	90,765	4,682		—		—	27,801	123,248	11,235	1,621		—
iShares ESG Aware MSCI EAFE ETF	516,901	48,293		(16,385)		393	144,159	693,361	8,879	5,090		—
iShares ESG Aware MSCI EM ETF	75,995	32,959		(16,973)		2,388	13,577	107,946	2,455	710		—
iShares ESG Aware MSCI USA ETF	877,604	87,015		(20,971)		47	255,147	1,198,842	12,552	6,923		—
iShares ESG Aware MSCI USA Small-Cap ETF	135,029	1,053		(30,569)		5,975	51,944	163,432	4,094	998		—
iShares ESG Aware U.S. Aggregate Bond ETF	19,074	5,210		—		—	(479)	23,805	434	153		—
iShares MSCI Canada ETF	97,939	11,401		(14,401)		979	33,239	129,157	3,627	1,426		—
iShares MSCI EAFE Small-Cap ETF	80,869	2,401		(1,657)		181	24,752	106,546	1,429	705		—
iShares MSCI Emerging Markets Small-Cap ETF	22,338	2,641		—		—	8,807	33,786	563	432		—
iShares TIPS Bond ETF	2,129	1,137		—		—	36	3,302	26	16		—

						$9,702	$558,997	$2,598,965		$20,066		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,556,318	$—	$—	$2,556,318
Fixed-Income Funds	27,107	—	—	27,107
Money Market Funds	15,540	—	—	15,540

	$2,598,965	$—	$—	$2,598,965

See notes to financial statements.

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	BlackRock LifePath® ESG Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 99.1%
iShares Developed Real Estate Index Fund, Class K	10,942	$120,031
iShares ESG Aware MSCI EAFE ETF	8,542	667,045
iShares ESG Aware MSCI EM ETF	2,310	101,571
iShares ESG Aware MSCI USA ETF(b)	12,171	1,162,452
iShares ESG Aware MSCI USA Small-Cap ETF	4,077	162,754
iShares MSCI Canada ETF	3,535	125,881
iShares MSCI EAFE Small-Cap ETF	1,410	105,130
iShares MSCI Emerging Markets Small-Cap ETF	562	33,726

		2,478,590

Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	465	25,505

Money Market Funds — 1.1%
BlackRock Cash Funds: Instituitional, SL Agency Shares, 0.11%(c)(d)	21,375	21,386
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	4,992	4,992

		26,378

Total Investments — 101.2% (Cost: $2,054,842)		2,530,473

Liabilities in Excess of Other Assets — (1.2)%		(29,359)

Net Assets — 100.0%		$2,501,114

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$21,626	(a)	$—	$(240)	$—	$21,386	21,375	$2,189	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,538	2,454	(a)	—	—	—	4,992	4,992	3		—
iShares Developed Real Estate Index Fund, Class K	90,765	1,578		—	—	27,688	120,031	10,942	1,579		—
iShares ESG Aware MSCI EAFE ETF	516,840	27,193		(20,891)	779	143,124	667,045	8,542	5,085		—
iShares ESG Aware MSCI EM ETF	76,358	26,862		(17,608)	2,429	13,530	101,571	2,310	714		—
iShares ESG Aware MSCI USA ETF	877,306	59,008		(27,396)	629	252,905	1,162,452	12,171	6,846		—
iShares ESG Aware MSCI USA Small-Cap ETF	135,247	817		(31,154)	6,074	51,770	162,754	4,077	994		—
iShares ESG Aware U.S. Aggregate Bond ETF	20,757	5,306		—	—	(558)	25,505	465	169		—
iShares MSCI Canada ETF	97,939	6,360		(12,485)	1,404	32,663	125,881	3,535	1,426		—
iShares MSCI EAFE Small-Cap ETF	81,040	470		(1,366)	144	24,842	105,130	1,410	706		—
iShares MSCI Emerging Markets Small-Cap ETF	22,512	2,377		—	—	8,837	33,726	562	436		—

					$11,219	$554,801	$2,530,473		$20,147		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,478,590	$—	$—	$2,478,590
Fixed-Income Funds	25,505	—	—	25,505
Money Market Funds	26,378	—	—	26,378

	$2,530,473	$—	$—	$2,530,473

See notes to financial statements.

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2025 Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund

ASSETS
Investments at value — affiliated(a)(b)	$2,643,129	$2,684,029	$3,153,625	$3,265,479
Receivables:
Investments sold	18,646	20,486	32,133	14,057
Securities lending income — affiliated	90	14	8	147
From the Administrator	1,561	1,481	1,408	1,532
From the Manager	152	224	306	258

Total assets	2,663,578	2,706,234	3,187,480	3,281,473

LIABILITIES
Collateral on securities loaned at value	462,208	—	—	850,256
Payables:
Investments purchased	18,470	19,968	31,706	14,263
Trustees’ and Officer’s fees	2,160	2,160	2,160	2,160
Professional fees	7,202	7,202	7,201	7,201
Service fees	25	111	192	30

Total liabilities	490,065	29,441	41,259	873,910

NET ASSETS	$2,173,513	$2,676,793	$3,146,221	$2,407,563

NET ASSETS CONSIST OF
Paid-in capital	$2,015,778	$2,441,707	$2,807,579	$2,054,865
Accumulated earnings	157,735	235,086	338,642	352,698

NET ASSETS	$2,173,513	$2,676,793	$3,146,221	$2,407,563

NET ASSET VALUE
Institutional
Net assets	$107,875	$110,949	$114,385	$141,161

Shares outstanding	10,000	10,000	10,000	12,009

Net asset value	$10.79	$11.09	$11.44	$11.75

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$123,808	$568,661	$972,811	$150,277

Shares outstanding	11,481	51,289	85,140	12,790

Net asset value	$10.78	$11.09	$11.43	$11.75

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$1,941,830	$1,997,183	$2,059,025	$2,116,125

Shares outstanding	180,000	180,000	180,000	180,000

Net asset value	$10.79	$11.10	$11.44	$11.76

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

(a) Investments at cost — affiliated	$2,505,689	$2,458,228	$2,826,356	$2,929,533
(b) Securities loaned at value	$449,168	$—	$—	$826,544

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Assets and Liabilities   (unaudited) (continued)

April 30, 2021

	BlackRock LifePath® ESG Index 2040 Fund	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund

ASSETS
Investments at value — affiliated(a)(b)	$3,463,335	$3,740,862	$2,558,829	$3,604,848
Receivables:
Investments sold	11,079	4,586	—	3,917
Securities lending income — affiliated	235	189	209	216
Capital shares sold	—	14,269	1,099	—
From the Administrator	1,527	1,510	1,515	1,522
From the Manager	286	292	243	234

Total assets	3,476,462	3,761,708	2,561,895	3,610,737

LIABILITIES
Collateral on securities loaned at value	1,015,115	1,144,826	18,480	1,100,874
Payables:
Investments purchased	9,600	18,569	—	3,965
Capital shares redeemed	—	14,000	—	—
Trustees’ and Officer’s fees	2,160	2,160	2,160	2,160
Professional fees	7,202	7,202	7,203	7,202
Service fees	30	43	34	25

Total liabilities	1,034,107	1,186,800	27,877	1,114,226

NET ASSETS	$2,442,355	$2,574,908	$2,534,018	$2,496,511

NET ASSETS CONSIST OF
Paid-in capital	$2,026,152	$2,112,239	$2,049,136	$2,009,330
Accumulated earnings	416,203	462,669	484,882	487,181

NET ASSETS	$2,442,355	$2,574,908	$2,534,018	$2,496,511

NET ASSET VALUE
Institutional
Net assets	$120,544	$122,893	$124,118	$126,811

Shares outstanding	10,000	10,000	10,000	10,198

Net asset value	$12.05	$12.29	$12.41	$12.43

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$151,925	$239,835	$175,655	$131,345

Shares outstanding	12,607	19,528	14,158	10,566

Net asset value	$12.05	$12.28	$12.41	$12.43

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$2,169,886	$2,212,180	$2,234,245	$2,238,355

Shares outstanding	180,000	180,000	180,000	180,000

Net asset value	$12.05	$12.29	$12.41	$12.44

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

(a) Investments at cost — affiliated	$3,065,486	$3,290,793	$2,085,799	$3,131,188
(b) Securities loaned at value	$986,756	$1,112,704	$17,894	$1,070,080

See notes to financial statements.

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities   (unaudited) (continued)

April 30, 2021

	BlackRock LifePath® ESG Index 2060 Fund	BlackRock LifePath® ESG Index 2065 Fund

ASSETS
Investments at value — affiliated(a)(b)	$2,598,965	$2,530,473
Receivables:
Investments sold	6,495	—
Securities lending income — affiliated	219	165
Capital shares sold	1,786	25
From the Administrator	1,508	1,519
From the Manager	244	237

Total assets	2,609,217	2,532,419

LIABILITIES
Collateral on securities loaned at value	10,626	21,615
Payables:
Investments purchased	6,514	274
Capital shares redeemed	—	25
Trustees’ and Officer’s fees	2,160	2,160
Professional fees	7,203	7,203
Service fees	41	28

Total liabilities	26,544	31,305

NET ASSETS	$2,582,673	$2,501,114

NET ASSETS CONSIST OF
Paid-in capital	$2,091,850	$2,012,990
Accumulated earnings	490,823	488,124

NET ASSETS	$2,582,673	$2,501,114

NET ASSET VALUE

Institutional
Net assets	$124,347	$124,740

Shares outstanding	10,000	10,033

Net asset value	$12.43	$12.43

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor A
Net assets	$219,967	$138,254

Shares outstanding	17,700	11,123

Net asset value	$12.43	$12.43

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class K
Net assets	$2,238,359	$2,238,120

Shares outstanding	180,000	180,000

Net asset value	$12.44	$12.43

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

(a) Investments at cost — affiliated	$2,119,204	$2,054,842

(b) Securities loaned at value	$10,289	$21,012

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Operations   (unaudited)

Six Months Ended April 30, 2021

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2025 Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$15,646	$17,342	$20,057	$16,959
Securities lending income — affiliated — net	935	183	198	1,499

Total investment income	16,581	17,525	20,255	18,458

EXPENSES
Professional	7,183	7,183	7,183	7,183
Trustees and Officer	5,208	5,208	5,209	5,208
Administration — class specific	1,633	1,908	2,246	1,719
Investment advisory	524	597	684	554
Service — class specific	138	456	842	146
Miscellaneous	29	29	29	29

Total expenses	14,715	15,381	16,193	14,839
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(13,813)	(14,239)	(14,732)	(14,389)

Total expenses after fees waived and/or reimbursed	902	1,142	1,461	450

Net investment income	15,679	16,383	18,794	18,008

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	18,223	7,173	9,123	14,987
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	181,021	274,625	383,512	399,621

Net realized and unrealized gain	199,244	281,798	392,635	414,608

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$214,923	$298,181	$411,429	$432,616

See notes to financial statements.

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations   (unaudited) (continued)

Six Months Ended April 30, 2021

	BlackRock LifePath® ESG Index 2040 Fund	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund

INVESTMENT INCOME
Dividends — affiliated	$17,579	$17,842	$17,949	$17,914
Securities lending income — affiliated — net	1,207	1,970	1,814	1,754

Total investment income	18,786	19,812	19,763	19,668

EXPENSES
Professional	7,183	7,183	7,183	7,183
Trustees and Officer	5,208	5,208	5,208	5,208
Administration — class specific	1,761	1,784	1,783	1,772
Investment advisory	566	573	574	572
Service — class specific	170	173	160	144
Miscellaneous	29	29	29	29

Total expenses	14,917	14,950	14,937	14,908
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(14,578)	(14,685)	(14,687)	(14,678)

Total expenses after fees waived and/or reimbursed	339	265	250	230

Net investment income	18,447	19,547	19,513	19,438

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	16,615	11,062	10,476	12,189
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	468,414	526,028	551,708	552,882

Net realized and unrealized gain	485,029	537,090	562,184	565,071

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$503,476	$556,637	$581,697	$584,509

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Operations   (unaudited) (continued)

Six Months Ended April 30, 2021

	BlackRock LifePath® ESG Index 2060 Fund	BlackRock LifePath® ESG Index 2065 Fund

INVESTMENT INCOME
Dividends — affiliated	$18,077	$17,958
Securities lending income — affiliated — net	1,989	2,189

Total investment income	20,066	20,147

EXPENSES
Professional	7,183	7,183
Trustees and Officer	5,208	5,208
Administration — class specific	1,796	1,782
Investment advisory	578	574
Service — class specific	174	156
Miscellaneous	29	29

Total expenses	14,968	14,932
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(14,700)	(14,687)

Total expenses after fees waived and/or reimbursed	268	245

Net investment income	19,798	19,902

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	9,702	11,219
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	558,997	554,801

Net realized and unrealized gain	568,699	566,020

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$588,497	$585,922

See notes to financial statements.

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock LifePath® ESG Index Retirement Fund		BlackRock LifePath® ESG Index 2025 Fund
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,679	$4,892	$16,383	$4,690
Net realized gain	18,223	157	7,173	179
Net change in unrealized appreciation (depreciation)	181,021	(43,581)	274,625	(48,824)

Net increase (decrease) in net assets resulting from operations	214,923	(38,532)	298,181	(43,955)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(777)	(134)	(713)	(142)
Investor A	(672)	(105)	(2,203)	(114)
Class K	(14,461)	(2,507)	(13,306)	(2,662)

Decrease in net assets resulting from distributions to shareholders	(15,910)	(2,746)	(16,222)	(2,918)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,778	2,000,000	441,707	2,000,000

NET ASSETS
Total increase in net assets	214,791	1,958,722	723,666	1,953,127
Beginning of period	1,958,722	—	1,953,127	—

End of period	$2,173,513	$1,958,722	$2,676,793	$1,953,127

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets   (continued)

	BlackRock LifePath® ESG Index 2030 Fund		BlackRock LifePath® ESG Index 2035 Fund
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$18,794	$4,611	$18,008	$4,597
Net realized gain (loss)	9,123	40	14,987	(42)
Net change in unrealized appreciation (depreciation)	383,512	(56,243)	399,621	(63,675)

Net increase (decrease) in net assets resulting from operations	411,429	(51,592)	432,616	(59,120)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(688)	(151)	(858)	(159)
Investor A	(4,548)	(122)	(763)	(130)
Class K	(12,870)	(2,816)	(15,928)	(2,960)

Decrease in net assets resulting from distributions to shareholders	(18,106)	(3,089)	(17,549)	(3,249)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	807,579	2,000,000	54,865	2,000,000

NET ASSETS
Total increase in net assets	1,200,902	1,945,319	469,932	1,937,631
Beginning of period	1,945,319	—	1,937,631	—

End of period	$3,146,221	$1,945,319	$2,407,563	$1,937,631

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® ESG Index 2040 Fund		BlackRock LifePath® ESG Index 2045 Fund
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$18,447	$4,425	$19,547	$4,425
Net realized gain (loss)	16,615	(210)	11,062	(350)
Net change in unrealized appreciation (depreciation)	468,414	(70,565)	526,028	(75,959)

Net increase (decrease) in net assets resulting from operations	503,476	(66,350)	556,637	(71,884)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(850)	(166)	(903)	(173)
Investor A	(877)	(138)	(896)	(144)
Class K	(15,792)	(3,100)	(16,753)	(3,215)

Decrease in net assets resulting from distributions to shareholders	(17,519)	(3,404)	(18,552)	(3,532)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	6,152	2,020,000	112,239	2,000,000

NET ASSETS
Total increase in net assets	492,109	1,950,246	650,324	1,924,584
Beginning of period	1,950,246	—	1,924,584	—

End of period	$2,442,355	$1,950,246	$2,574,908	$1,924,584

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® ESG Index 2050 Fund		BlackRock LifePath® ESG Index 2055 Fund
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,513	$4,394	$19,438	$4,413
Net realized gain (loss)	10,476	(388)	12,189	(396)
Net change in unrealized appreciation (depreciation)	551,708	(78,678)	552,882	(79,222)

Net increase (decrease) in net assets resulting from operations	581,697	(74,672)	584,509	(75,205)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(907)	(176)	(907)	(177)
Investor A	(802)	(148)	(784)	(148)
Class K	(16,834)	(3,276)	(16,820)	(3,287)

Decrease in net assets resulting from distributions to shareholders	(18,543)	(3,600)	(18,511)	(3,612)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	49,136	2,000,000	9,330	2,000,000

NET ASSETS
Total increase in net assets	612,290	1,921,728	575,328	1,921,183
Beginning of period	1,921,728	—	1,921,183	—

End of period	$2,534,018	$1,921,728	$2,496,511	$1,921,183

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® ESG Index 2060 Fund		BlackRock LifePath® ESG Index 2065 Fund
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,798	$4,401	$19,902	$4,359
Net realized gain (loss)	9,702	(392)	11,219	(394)
Net change in unrealized appreciation (depreciation)	558,997	(79,236)	554,801	(79,170)

Net increase (decrease) in net assets resulting from operations	588,497	(75,227)	585,922	(75,205)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(920)	(177)	(931)	(177)
Investor A	(862)	(148)	(803)	(148)
Class K	(17,052)	(3,288)	(17,244)	(3,290)

Decrease in net assets resulting from distributions to shareholders	(18,834)	(3,613)	(18,978)	(3,615)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	91,850	2,000,000	12,990	2,000,000

NET ASSETS
Total increase in net assets	661,513	1,921,160	579,934	1,921,180
Beginning of period	1,921,160	—	1,921,180	—

End of period	$2,582,673	$1,921,160	$2,501,114	$1,921,180

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund
	Institutional
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.79		$10.00

Net investment income(b)	0.08		0.02
Net realized and unrealized gain (loss)	1.00		(0.22)

Net increase (decrease) from investment operations	1.08		(0.20)

Distributions(c)
From net investment income	(0.08)		(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.08)		(0.01)

Net asset value, end of period	$10.79		$9.79

Total Return(e)(f)
Based on net asset value	11.03%		(1.97)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.44%		1.98	%(i)

Total expenses after fees waived and/or reimbursed	0.12%		0.05%

Net investment income	1.47%		1.17%

Supplemental Data
Net assets, end of period (000)	$108		$98

Portfolio turnover rate	8%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21	Period from 08/18/20(a)
	(unaudited)	to 10/31/20
Investments in underlying funds	0.14%	0.21%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Investor A
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.79		$10.00

Net investment income(b)	0.06		0.02
Net realized and unrealized gain (loss)	0.99		(0.22)

Net increase (decrease) from investment operations	1.05		(0.20)

Distributions(c)
From net investment income	(0.06)		(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.06)		(0.01)

Net asset value, end of period	$10.78		$9.79

Total Return(e)(f)
Based on net asset value	10.80%		(2.00)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.68%		2.22	%(i)

Total expenses after fees waived and/or reimbursed	0.37%		0.29%

Net investment income	1.20%		0.94%

Supplemental Data
Net assets, end of period (000)	$124		$98

Portfolio turnover rate	8%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20
Investments in underlying funds	0.14%	0.21%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Class K
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.79		$10.00

Net investment income(b)	0.08		0.02
Net realized and unrealized gain (loss)	1.00		(0.22)

Net increase (decrease) from investment operations	1.08		(0.20)

Distributions(c)
From net investment income	(0.08)		(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.08)		(0.01)

Net asset value, end of period	$10.79		$9.79

Total Return(e)(f)
Based on net asset value	11.06%		(1.96)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.39%		1.93	%(i)

Total expenses after fees waived and/or reimbursed	0.07%		—%

Net investment income	1.52%		1.23%

Supplemental Data
Net assets, end of period (000)	$1,942		$1,763

Portfolio turnover rate	8%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20
Investments in underlying funds	0.14%	0.21%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund
	Institutional
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.77		$10.00

Net investment income(b)	0.07		0.02
Net realized and unrealized gain (loss)	1.32		(0.24)

Net increase (decrease) from investment operations	1.39		(0.22)

Distributions(c)
From net investment income	(0.07)		(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.07)		(0.01)

Net asset value, end of period	$11.09		$9.77

Total Return(e)(f)
Based on net asset value	14.27%		(2.16)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.30%		1.98	%(i)

Total expenses after fees waived and/or reimbursed	0.10%		0.05%

Net investment income	1.39%		1.12%

Supplemental Data
Net assets, end of period (000)	$111		$98

Portfolio turnover rate	9%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20
Investments in underlying funds	0.16%	0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund (continued)
	Investor A
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.76		$10.00

Net investment income(b)	0.05		0.02
Net realized and unrealized gain (loss)	1.35		(0.25)

Net increase (decrease) from investment operations	1.40		(0.23)

Distributions(c)
From net investment income	(0.07)		(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.07)		(0.01)

Net asset value, end of period	$11.09		$9.76

Total Return(e)(f)
Based on net asset value	14.34%		(2.29)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.47%		2.23	%(i)

Total expenses after fees waived and/or reimbursed	0.34%		0.30%

Net investment income	1.02%		0.87%

Supplemental Data
Net assets, end of period (000)	$569		$98

Portfolio turnover rate	9%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20
Investments in underlying funds	0.16%	0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

62	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund (continued)
	Class K
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.77		$10.00

Net investment income(b)	0.08		0.02
Net realized and unrealized gain (loss)	1.32		(0.24)

Net increase (decrease) from investment operations	1.40		(0.22)

Distributions(c)
From net investment income	(0.07)		(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.07)		(0.01)

Net asset value, end of period	$11.10		$9.77

Total Return(e)(f)
Based on net asset value	14.40%		(2.15)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.25%		1.93	%(i)

Total expenses after fees waived and/or reimbursed	0.05%		—%

Net investment income	1.44%		1.18%

Supplemental Data
Net assets, end of period (000)	$1,997		$1,758

Portfolio turnover rate	9%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20
Investments in underlying funds	0.16%	0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund
	Institutional
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.73		$10.00

Net investment income(b)	0.08		0.02
Net realized and unrealized gain (loss)	1.70		(0.27)

Net increase (decrease) from investment operations	1.78		(0.25)

Distributions(c)
From net investment income	(0.07)		(0.02)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.07)		(0.02)

Net asset value, end of period	$11.44		$9.73

Total Return(e)(f)
Based on net asset value	18.32%		(2.55)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.18%		1.98	%(i)

Total expenses after fees waived and/or reimbursed	0.08%		0.05%

Net investment income	1.41%		1.10%

Supplemental Data
Net assets, end of period (000)	$114		$97

Portfolio turnover rate	8%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20
Investments in underlying funds	0.17%	0.24%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

64	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Investor A
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.72		$10.00

Net investment income(b)	0.06		0.02
Net realized and unrealized gain (loss)	1.71		(0.29)

Net increase (decrease) from investment operations	1.77		(0.27)

Distributions(c)
From net investment income	(0.06)		(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.06)		(0.01)

Net asset value, end of period	$11.43		$9.72

Total Return(e)(f)
Based on net asset value	18.29%		(2.68)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.34%		2.23	%(i)

Total expenses after fees waived and/or reimbursed	0.33%		0.30%

Net investment income	1.13%		0.85%

Supplemental Data
Net assets, end of period (000)	$973		$97

Portfolio turnover rate	8%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/ 20(a) to 10/31/20
Investments in underlying funds	0.17%	0.24%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Class K
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.73		$10.00

Net investment income(b)	0.08		0.02
Net realized and unrealized gain (loss)	1.70		(0.27)

Net increase (decrease) from investment operations	1.78		(0.25)

Distributions(c)
From net investment income	(0.07)		(0.02)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.07)		(0.02)

Net asset value, end of period	$11.44		$9.73

Total Return(e)(f)
Based on net asset value	18.35%		(2.55)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.13%		1.93	%(i)

Total expenses after fees waived and/or reimbursed	0.03%		—%

Net investment income	1.46%		1.16%

Supplemental Data
Net assets, end of period (000)	$2,059		$1,751

Portfolio turnover rate	8%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20
Investments in underlying funds	0.17%	0.24%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

66	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund
	Institutional
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.69		$10.00

Net investment income(b)	0.09		0.02
Net realized and unrealized gain (loss)	2.05		(0.31)

Net increase (decrease) from investment operations	2.14		(0.29)

Distributions(c)
From net investment income	(0.08)		(0.02)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.08)		(0.02)

Net asset value, end of period	$11.75		$9.69

Total Return(e)(f)
Based on net asset value	22.20%		(2.94)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.37%		1.98	%(i)

Total expenses after fees waived and/or reimbursed	0.07%		0.05%

Net investment income	1.56%		1.10%

Supplemental Data
Net assets, end of period (000)	$141		$97

Portfolio turnover rate	7%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20
Investments in underlying funds	0.18%	0.26%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Investor A
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.69		$10.00

Net investment income(b)	0.08		0.02
Net realized and unrealized gain (loss)	2.05		(0.32)

Net increase (decrease) from investment operations	2.13		(0.30)

Distributions(c)
From net investment income	(0.07)		(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.07)		(0.01)

Net asset value, end of period	$11.75		$9.69

Total Return(e)(f)
Based on net asset value	22.08%		(2.97)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.61%		2.23	%(i)

Total expenses after fees waived and/or reimbursed	0.32%		0.30%

Net investment income	1.37%		0.85%

Supplemental Data
Net assets, end of period (000)	$150		$97

Portfolio turnover rate	7%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20
Investments in underlying funds	0.18%	0.26%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

68	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Class K
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.69		$10.00

Net investment income(b)	0.09		0.02
Net realized and unrealized gain (loss)	2.07		(0.31)

Net increase (decrease) from investment operations	2.16		(0.29)

Distributions(c)
From net investment income	(0.09)		(0.02)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.09)		(0.02)

Net asset value, end of period	$11.76		$9.69

Total Return(e)(f)
Based on net asset value	22.34%		(2.94)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.32%		1.93	%(i)

Total expenses after fees waived and/or reimbursed	0.02%		—%

Net investment income	1.64%		1.16%

Supplemental Data
Net assets, end of period (000)	$2,116		$1,744

Portfolio turnover rate	7%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20
Investments in underlying funds	0.18%	0.26%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund
	Institutional
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.65		$10.00

Net investment income(b)	0.09		0.02
Net realized and unrealized gain (loss)	2.39		(0.35)

Net increase (decrease) from investment operations	2.48		(0.33)

Distributions(c)
From net investment income	(0.08)		(0.02)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.08)		(0.02)

Net asset value, end of period	$12.05		$9.65

Total Return(e)(f)
Based on net asset value	25.82%		(3.34)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.35%		1.98	%(i)

Total expenses after fees waived and/or reimbursed	0.06%		0.05%

Net investment income	1.60%		1.06%

Supplemental Data
Net assets, end of period (000)	$121		$97

Portfolio turnover rate	6%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20
Investments in underlying funds	0.19%	0.28%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

70	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Investor A
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.65		$10.00

Net investment income(b)	0.08		0.02
Net realized and unrealized gain (loss)	2.39		(0.36)

Net increase (decrease) from investment operations	2.47		(0.34)

Distributions(c)
From net investment income	(0.07)		(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.07)		(0.01)

Net asset value, end of period	$12.05		$9.65

Total Return(e)(f)
Based on net asset value	25.68%		(3.36)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.60%		2.24	%(i)

Total expenses after fees waived and/or reimbursed	0.31%		0.30%

Net investment income	1.35%		0.81%

Supplemental Data
Net assets, end of period (000)	$152		$116

Portfolio turnover rate	6%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20
Investments in underlying funds	0.19%	0.28%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.93%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Class K
	Six Months Ended 04/30/21 (unaudited)		Period from 08/18/20(a) to 10/31/20
Net asset value, beginning of period	$9.65		$10.00

Net investment income(b)	0.09		0.02
Net realized and unrealized gain (loss)	2.40		(0.35)

Net increase (decrease) from investment operations	2.49		(0.33)

Distributions(c)
From net investment income	(0.09)		(0.02)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.09)		(0.02)

Net asset value, end of period	$12.05		$9.65

Total Return(e)(f)
Based on net asset value	25.85%		(3.33)%

Ratios to Average Net Assets(g)(h)
Total expenses	1.30%		1.93	%(i)

Total expenses after fees waived and/or reimbursed	0.01%		—%

Net investment income	1.65%		1.11%

Supplemental Data
Net assets, end of period (000)	$2,170		$1,737

Portfolio turnover rate	6%		2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Aggregate total return.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20
Investments in underlying funds	0.19%	0.28%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

72	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund

	Institutional
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.62	$10.00

Net investment income(b)	0.10	0.02
Net realized and unrealized gain (loss)	2.66	(0.38)

Net increase (decrease) from investment operations	2.76	(0.36)

Distributions from net investment income(c)	(0.09)	(0.02)

Net asset value, end of period	$12.29	$9.62

Total Return(d)(e)
Based on net asset value	28.78%	(3.63)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.33%	1.98	%(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05%

Net investment income	1.68%	1.06%

Supplemental Data
Net assets, end of period (000)	$123	$96

Portfolio turnover rate	6%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Aggregate total return.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.29%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)

	Investor A
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.62	$10.00

Net investment income(b)	0.08	0.02
Net realized and unrealized gain (loss)	2.66	(0.39)

Net increase (decrease) from investment operations	2.74	(0.37)

Distributions from net investment income(c)	(0.08)	(0.01)

Net asset value, end of period	$12.28	$9.62

Total Return(d)(e)
Based on net asset value	28.57%	(3.66)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.56%	2.23	%(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30%

Net investment income	1.32%	0.81%

Supplemental Data
Net assets, end of period (000)	$240	$96

Portfolio turnover rate	6%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Aggregate total return.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.29%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

74	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)

	Class K
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.62	$10.00

Net investment income(b)	0.10	0.02
Net realized and unrealized gain (loss)	2.66	(0.38)

Net increase (decrease) from investment operations	2.76	(0.36)

Distributions from net investment income(c)	(0.09)	(0.02)

Net asset value, end of period	$12.29	$9.62

Total Return(d)(e)
Based on net asset value	28.81%	(3.63)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.28%	1.93	%(h)

Total expenses after fees waived and/or reimbursed	—%	—%

Net investment income	1.73%	1.11%

Supplemental Data
Net assets, end of period (000)	$2,212	$1,732

Portfolio turnover rate	6%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Aggregate total return.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.29%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund

	Institutional
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.10	0.02
Net realized and unrealized gain (loss)	2.79	(0.39)

Net increase (decrease) from investment operations	2.89	(0.37)

Distributions from net investment income(c)	(0.09)	(0.02)

Net asset value, end of period	$12.41	$9.61

Total Return(d)(e)
Based on net asset value	30.17%	(3.73)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.33%	1.98	%(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05%

Net investment income	1.67%	1.05%

Supplemental Data
Net assets, end of period (000)	$124	$96

Portfolio turnover rate	4%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Aggregate total return.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.29%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

76	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)

	Investor A
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.08	0.02
Net realized and unrealized gain (loss)	2.80	(0.40)

Net increase (decrease) from investment operations	2.88	(0.38)

Distributions from net investment income(c)	(0.08)	(0.01)

Net asset value, end of period	$12.41	$9.61

Total Return(d)(e)
Based on net asset value	30.04%	(3.76)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.57%	2.23	%(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30%

Net investment income	1.34%	0.81%

Supplemental Data
Net assets, end of period (000)	$176	$96

Portfolio turnover rate	4%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Aggregate total return.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.29%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)

	Class K
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.10	0.02
Net realized and unrealized gain (loss)	2.79	(0.39)

Net increase (decrease) from investment operations	2.89	(0.37)

Distributions from net investment income(c)	(0.09)	(0.02)

Net asset value, end of period	$12.41	$9.61

Total Return(d)(e)
Based on net asset value	30.20%	(3.72)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.28%	1.93	%(h)

Total expenses after fees waived and/or reimbursed	—%	—%

Net investment income	1.72%	1.11%

Supplemental Data
Net assets, end of period (000)	$2,234	$1,730

Portfolio turnover rate	4%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Aggregate total return.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.29%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

78	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund

	Institutional
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.10	0.02
Net realized and unrealized gain (loss)	2.81	(0.39)

Net increase (decrease) from investment operations	2.91	(0.37)

Distributions from net investment income(c)	(0.09)	(0.02)

Net asset value, end of period	$12.43	$9.61

Total Return(d)(e)
Based on net asset value	30.38%	(3.73)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.34%	1.98	%(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05%

Net investment income	1.67%	1.06%

Supplemental Data
Net assets, end of period (000)	$127	$96

Portfolio turnover rate	4%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Aggregate total return.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)

	Investor A
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.60	$10.00

Net investment income(b)	0.08	0.02
Net realized and unrealized gain (loss)	2.83	(0.41)

Net increase (decrease) from investment operations	2.91	(0.39)

Distributions from net investment income(c)	(0.08)	(0.01)

Net asset value, end of period	$12.43	$9.60

Total Return(d)(e)
Based on net asset value	30.37%	(3.86)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.59%	2.23	%(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30%

Net investment income	1.41%	0.81%

Supplemental Data
Net assets, end of period (000)	$131	$96

Portfolio turnover rate	4%	3%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Aggregate total return.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

80	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)

	Class K
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.10	0.02
Net realized and unrealized gain (loss)	2.82	(0.39)

Net increase (decrease) from investment operations	2.92	(0.37)

Distributions from net investment income(c)	(0.09)	(0.02)

Net asset value, end of period	$12.44	$9.61

Total Return(d)(e)
Based on net asset value	30.52%	(3.72)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.29%	1.93	%(h)

Total expenses after fees waived and/or reimbursed	—%	—%

Net investment income	1.72%	1.11%

Supplemental Data
Net assets, end of period (000)	$2,238	$1,729

Portfolio turnover rate	4%	3%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Aggregate total return.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund

	Institutional
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.10	0.02
Net realized and unrealized gain (loss)	2.81	(0.39)

Net increase (decrease) from investment operations	2.91	(0.37)

Distributions from net investment income(c)	(0.09)	(0.02)

Net asset value, end of period	$12.43	$9.61

Total Return(d)(e)
Based on net asset value	30.40%	(3.73)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.33%	1.98	%(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05%

Net investment income	1.69%	1.05%

Supplemental Data
Net assets, end of period (000)	$124	$96

Portfolio turnover rate	4%	3%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Aggregate total return.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

82	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)

	Investor A
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.60	$10.00

Net investment income(b)	0.08	0.02
Net realized and unrealized gain (loss)	2.83	(0.41)

Net increase (decrease) from investment operations	2.91	(0.39)

Distributions from net investment income(c)	(0.08)	(0.01)

Net asset value, end of period	$12.43	$9.60

Total Return(d)(e)
Based on net asset value	30.42%	(3.86)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.56%	2.23	%(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30%

Net investment income	1.40%	0.81%

Supplemental Data
Net assets, end of period (000)	$220	$96

Portfolio turnover rate	4%	3%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Aggregate total return.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)

	Class K
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.10	0.02
Net realized and unrealized gain (loss)	2.82	(0.39)

Net increase (decrease) from investment operations	2.92	(0.37)

Distributions from net investment income(c)	(0.09)	(0.02)

Net asset value, end of period	$12.44	$9.61

Total Return(d)(e)
Based on net asset value	30.53%	(3.72)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.28%	1.93	%(h)

Total expenses after fees waived and/or reimbursed	—%	—%

Net investment income	1.74%	1.11%

Supplemental Data
Net assets, end of period (000)	$2,238	$1,729

Portfolio turnover rate	4%	3%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Aggregate total return.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

84	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund

	Institutional
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.10	0.02
Net realized and unrealized gain (loss)	2.81	(0.39)

Net increase (decrease) from investment operations	2.91	(0.37)

Distributions from net investment income(c)	(0.09)	(0.02)

Net asset value, end of period	$12.43	$9.61

Total Return(d)(e)
Based on net asset value	30.41%	(3.73)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.33%	1.98	%(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05%

Net investment income	1.71%	1.04%

Supplemental Data
Net assets, end of period (000)	$125	$96

Portfolio turnover rate	4%	3%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Aggregate total return.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)

	Investor A
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.60	$10.00

Net investment income(b)	0.08	0.02
Net realized and unrealized gain (loss)	2.83	(0.41)

Net increase (decrease) from investment operations	2.91	(0.39)

Distributions from net investment income(c)	(0.08)	(0.01)

Net asset value, end of period	$12.43	$9.60

Total Return(d)(e)
Based on net asset value	30.40%	(3.85)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.57%	2.23	%(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30%

Net investment income	1.40%	0.80%

Supplemental Data
Net assets, end of period (000)	$138	$96

Portfolio turnover rate	4%	3%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Aggregate total return.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

86	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)

	Class K
	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.10	0.02
Net realized and unrealized gain (loss)	2.82	(0.39)

Net increase (decrease) from investment operations	2.92	(0.37)

Distributions from net investment income(c)	(0.10)	(0.02)

Net asset value, end of period	$12.43	$9.61

Total Return(d)(e)
Based on net asset value	30.44%	(3.72)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.28%	1.93	%(h)

Total expenses after fees waived and/or reimbursed	—%	—%

Net investment income	1.76%	1.10%

Supplemental Data
Net assets, end of period (000)	$2,238	$1,729

Portfolio turnover rate	4%	3%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Aggregate total return.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/21 (unaudited)	Period from 08/18/20(a) to 10/31/20

Investments in underlying funds	0.20%	0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® ESG Index Retirement Fund	LifePath ESG Index Retirement Fund	Diversified
BlackRock LifePath® ESG Index 2025 Fund	LifePath ESG Index 2025 Fund	Diversified
BlackRock LifePath® ESG Index 2030 Fund	LifePath ESG Index 2030 Fund	Diversified
BlackRock LifePath® ESG Index 2035 Fund	LifePath ESG Index 2035 Fund	Diversified
BlackRock LifePath® ESG Index 2040 Fund	LifePath ESG Index 2040 Fund	Diversified
BlackRock LifePath® ESG Index 2045 Fund	LifePath ESG Index 2045 Fund	Diversified
BlackRock LifePath® ESG Index 2050 Fund	LifePath ESG Index 2050 Fund	Diversified
BlackRock LifePath® ESG Index 2055 Fund	LifePath ESG Index 2055 Fund	Diversified
BlackRock LifePath® ESG Index 2060 Fund	LifePath ESG Index 2060 Fund	Diversified
BlackRock LifePath® ESG Index 2065 Fund	LifePath ESG Index 2065 Fund	Diversified

The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

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Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements  (unaudited) (continued)

and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
LifePath ESG Index Retirement Fund
Barclays Bank PLC.	$1,891	$(1,891)	$—
BofA Securities, Inc.	447,277	(447,277)	—

	$449,168	$(449,168)	$—

LifePath ESG Index 2035 Fund
BofA Securities, Inc.	$826,544	$(826,544)	$—

LifePath ESG Index 2040 Fund
BofA Securities, Inc.	$986,756	$(986,756)	$—

LifePath ESG Index 2045 Fund
BofA Securities, Inc.	$1,112,704	$(1,112,704)	$—

LifePath ESG Index 2050 Fund
BofA Securities, Inc.	$17,894	$(17,894)	$—

LifePath ESG Index 2055 Fund
Barclays Bank PLC.	660	(660)	—
BofA Securities, Inc.	1,069,420	(1,069,420)	—

	$1,070,080	$(1,070,080)	$—

LifePath ESG Index 2060 Fund
BofA Securities, Inc.	$10,289	$(10,289)	$—

LifePath ESG Index 2065 Fund
BofA Securities, Inc.	$21,012	$(21,012)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.

Service Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

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Notes to Financial Statements  (unaudited) (continued)

For the six months ended April 30, 2021, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A
LifePath ESG Index Retirement Fund	$ 138
LifePath ESG Index 2025 Fund	456
LifePath ESG Index 2030 Fund	842
LifePath ESG Index 2035 Fund	146
LifePath ESG Index 2040 Fund	170
LifePath ESG Index 2045 Fund	173
LifePath ESG Index 2050 Fund	160
LifePath ESG Index 2055 Fund	144
LifePath ESG Index 2060 Fund	174
LifePath ESG Index 2065 Fund	156

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administrative services an annual fee of 0.20% based on the average daily net assets of each Fund’s Institutional and Investor A Shares and 0.15% of the average daily net assets of each Fund’s Class K Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended April 30, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total
LifePath ESG Index Retirement Fund	$105	$111	$1,417	$ 1,633
LifePath ESG Index 2025 Fund	106	365	1,437	1,908
LifePath ESG Index 2030 Fund	108	674	1,464	2,246
LifePath ESG Index 2035 Fund	113	117	1,489	1,719
LifePath ESG Index 2040 Fund	112	136	1,513	1,761
LifePath ESG Index 2045 Fund	113	139	1,532	1,784
LifePath ESG Index 2050 Fund	114	128	1,541	1,783
LifePath ESG Index 2055 Fund	115	115	1,542	1,772
LifePath ESG Index 2060 Fund	114	140	1,542	1,796
LifePath ESG Index 2065 Fund	114	125	1,543	1,782

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2021, the Funds did not pay any amounts to affiliates in return for these services.

Expense Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through February 28, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed By the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 2
LifePath ESG Index 2025 Fund	4
LifePath ESG Index 2030 Fund	7
LifePath ESG Index 2035 Fund	2
LifePath ESG Index 2040 Fund	2
LifePath ESG Index 2045 Fund	3
LifePath ESG Index 2050 Fund	2
LifePath ESG Index 2055 Fund	2
LifePath ESG Index 2060 Fund	2
LifePath ESG Index 2065 Fund	2

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements  (unaudited) (continued)

The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through February 28, 2022. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed By the Administrator/Manager
LifePath ESG Index Retirement Fund	$1,420
LifePath ESG Index 2025 Fund	1,844
LifePath ESG Index 2030 Fund	2,333
LifePath ESG Index 2035 Fund	1,996
LifePath ESG Index 2040 Fund	2,185
LifePath ESG Index 2045 Fund	2,291
LifePath ESG Index 2050 Fund	2,294
LifePath ESG Index 2055 Fund	2,285
LifePath ESG Index 2060 Fund	2,307
LifePath ESG Index 2065 Fund	2,294

The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA have contractually agreed to reimburse the Funds or provide an offsetting credit for such Independent Expenses through February 28, 2031. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2021, the Funds waived the following amounts:

Fund Name	Fees Waived and/or Reimbursed By the Administrator/Manager
LifePath ESG Index Retirement Fund	$12,391
LifePath ESG Index 2025 Fund	12,391
LifePath ESG Index 2030 Fund	12,392
LifePath ESG Index 2035 Fund	12,391
LifePath ESG Index 2040 Fund	12,391
LifePath ESG Index 2045 Fund	12,391
LifePath ESG Index 2050 Fund	12,391
LifePath ESG Index 2055 Fund	12,391
LifePath ESG Index 2060 Fund	12,391
LifePath ESG Index 2065 Fund	12,391

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated – net in the Statements of Operations. For the six months ended April 30, 2021, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts
LifePath ESG Index Retirement Fund	$196
LifePath ESG Index 2025 Fund	39
LifePath ESG Index 2030 Fund	44
LifePath ESG Index 2035 Fund	313
LifePath ESG Index 2040 Fund	324
LifePath ESG Index 2045 Fund	413

92	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Fund Name	Amounts
LifePath ESG Index 2050 Fund	$380
LifePath ESG Index 2055 Fund	377
LifePath ESG Index 2060 Fund	426
LifePath ESG Index 2065 Fund	465

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended April 30, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments in the Underlying Funds, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales
LifePath ESG Index Retirement Fund	$187,106	$163,306
LifePath ESG Index 2025 Fund	652,307	203,431
LifePath ESG Index 2030 Fund	1,015,990	201,852
LifePath ESG Index 2035 Fund	215,669	154,721
LifePath ESG Index 2040 Fund	166,936	134,358
LifePath ESG Index 2045 Fund	245,025	127,419
LifePath ESG Index 2050 Fund	149,368	95,171
LifePath ESG Index 2055 Fund	116,723	101,548
LifePath ESG Index 2060 Fund	196,792	100,956
LifePath ESG Index 2065 Fund	129,972	110,901

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring
LifePath ESG Index 2045 Fund	$49
LifePath ESG Index 2050 Fund	63
LifePath ESG Index 2055 Fund	95
LifePath ESG Index 2060 Fund	91
LifePath ESG Index 2065 Fund	93

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath ESG Index Retirement Fund	$2,505,759	$173,458	$(36,088)	$137,370
LifePath ESG Index 2025 Fund	2,458,260	258,631	(32,862)	225,769
LifePath ESG Index 2030 Fund	2,826,531	354,307	(27,213)	327,094
LifePath ESG Index 2035 Fund	2,929,786	350,667	(14,974)	335,693
LifePath ESG Index 2040 Fund	3,065,768	406,339	(8,772)	397,567
LifePath ESG Index 2045 Fund	3,291,094	453,457	(3,689)	449,768
LifePath ESG Index 2050 Fund	2,086,124	474,002	(1,297)	472,705
LifePath ESG Index 2055 Fund	3,131,489	474,374	(1,015)	473,359
LifePath ESG Index 2060 Fund	2,119,505	480,437	(977)	479,460
LifePath ESG Index 2065 Fund	2,055,143	476,403	(1,073)	475,330

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2021, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

94	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 04/30/21		Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index Retirement Fund
Institutional
Shares sold	—	$—	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	—	$—	10,000	$100,000

Investor A
Shares sold	1,479	$15,762	10,001	$100,010
Shares issued in reinvestment of distributions	2	16	—	—
Shares redeemed	—	—	(1)	(10)

	1,481	$15,778	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	1,481	$15,778	200,000	$2,000,000

	Six Months Ended 04/30/21		Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2025 Fund
Institutional
Shares sold	—	$—	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	—	$—	10,000	$100,000

Investor A
Shares sold	42,255	$452,171	10,001	$100,010
Shares issued in reinvestment of distributions	143	1,536	—	—
Shares redeemed	(1,109)	(12,000)	(1)	(10)

	41,289	$441,707	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	41,289	$441,707	200,000	$2,000,000

	Six Months Ended 04/30/21		Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2030 Fund
Institutional
Shares sold	—	$—	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	—	$—	10,000	$100,000

Investor A
Shares sold	74,782	$803,691	10,001	$100,010
Shares issued in reinvestment of distributions	359	3,901	—	—
Shares redeemed	(1)	(13)	(1)	(10)

	75,140	$807,579	10,000	$100,000

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/21		Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2030 Fund (continued)
Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	75,140	$807,579	200,000	$2,000,000

	Six Months Ended 04/30/21		Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2035 Fund
Institutional
Shares sold	2,009	$23,461	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	2,009	$23,461	10,000	$100,000

Investor A
Shares sold	2,789	$31,389	10,001	$100,010
Shares issued in reinvestment of distributions	1	15	—	—
Shares redeemed	—	—	(1)	(10)

	2,790	$31,404	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	4,799	$54,865	200,000	$2,000,000

	Six Months Ended 04/30/21		Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2040 Fund
Institutional
Shares sold	—	$—	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	—	$—	10,000	$100,000

Investor A
Shares sold	520	$6,000	12,074	$120,010
Shares issued in reinvestment of distributions	14	152	—	—
Shares redeemed	—	—	(1)	(10)

	534	$6,152	12,073	$120,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	534	$6,152	202,073	$2,020,000

96	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/21		Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2045 Fund
Institutional
Shares sold	876	$10,000	10,001	$100,010
Shares redeemed	(876)	(10,000)	(1)	(10)

	—	$—	10,000	$100,000

Investor A
Shares sold	10,121	$119,448	10,001	$100,010
Shares issued in reinvestment of distributions	7	84	—	—
Shares redeemed	(600)	(7,293)	(1)	(10)

	9,528	$112,239	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	9,528	$112,239	200,000	$2,000,000

	Six Months Ended 04/30/21		Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2050 Fund
Institutional
Shares sold	—	$—	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	—	$—	10,000	$100,000

Investor A
Shares sold	4,159	$49,147	10,001	$100,010
Shares issued in reinvestment of distributions	1	11	—	—
Shares redeemed	(2)	(22)	(1)	(10)

	4,158	$49,136	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	4,158	$49,136	200,000	$2,000,000

	Six Months Ended 04/30/21		Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2055 Fund
Institutional
Shares sold	198	$2,417	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	198	$2,417	10,000	$100,000

Investor A
Shares sold	566	$6,921	10,001	$100,010
Shares issued in reinvestment of distributions	1	7	—	—
Shares redeemed	(1)	(15)	(1)	(10)

	566	$6,913	10,000	$100,000

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/21		Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2055 Fund (continued)
Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	764	$9,330	200,000	$2,000,000

	Six Months Ended 04/30/21		Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2060 Fund
Institutional
Shares sold	1	$9	10,001	$100,010
Shares redeemed	(1)	(9)	(1)	(10)

	—	$—	10,000	$100,000

Investor A
Shares sold	7,699	$91,840	10,001	$100,010
Shares issued in reinvestment of distributions	4	41	—	—
Shares redeemed	(3)	(31)	(1)	(10)

	7,700	$91,850	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	7,700	$91,850	200,000	$2,000,000

	Six Months Ended 04/30/21		Period from 08/18/20(a) to 10/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2065 Fund
Institutional
Shares sold	57	$679	10,001	$100,010
Shares redeemed	(24)	(300)	(1)	(10)

	33	$379	10,000	$100,000

Investor A
Shares sold	1,982	$23,297	10,001	$100,010
Shares issued in reinvestment of distributions	— (b)	3	—	—
Shares redeemed	(859)	(10,689)	(1)	(10)

	1,123	$12,611	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	1,156	$12,990	200,000	$2,000,000

(a)	Commencement of operations.
(b)	Rounds to less than 1.

As of April 30, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Class K	Total
LifePath ESG Index Retirement Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2025 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2030 Fund	10,000	10,000	180,000	200,000

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Notes to Financial Statements  (unaudited) (continued)

Fund Name	Institutional	Investor A	Class K	Total
LifePath ESG Index 2035 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2040 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2045 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2050 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2055 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2060 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2065 Fund	10,000	10,000	180,000	200,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds III (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock LifePath® ESG Index Retirement Fund, BlackRock LifePath® ESG Index 2025 Fund, BlackRock LifePath® ESG Index 2030 Fund, BlackRock LifePath® ESG Index 2035 Fund, BlackRock LifePath® ESG Index 2040 Fund, BlackRock LifePath® ESG Index 2045 Fund, BlackRock LifePath® ESG Index 2050 Fund, BlackRock LifePath® ESG Index 2055 Fund, BlackRock LifePath® ESG Index 2060 Fund and BlackRock LifePath® ESG Index 2065 Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

A D D I T I O N A L I N F O R M A T I O N	101

Additional Information  (continued)

BlackRock Privacy Principles (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the LifePath ESG Index Funds
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	103

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPESG-04/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: July 6, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: July 6, 2021